UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8416
                                    --------------------------------------------

                        Touchstone Variable Series Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

               303 Broadway, Suite 1100 Cincinnati, OH 45202-4203
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

Registrant's telephone number, including area code: (513) 878-4066
                                                    ----------------------------
Date of fiscal year end:  12/31
                          --------
Date of reporting period: 03/31/08
                          --------

      Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (ss.ss.239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

      A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

                                                                              1
                                                                              --

                                                        ------------------------
                                                        TOUCHSTONE BALANCED FUND
                                                        ------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                      March 31, 2008 (Unaudited)

      Shares                                                                      Value
COMMON STOCKS -- 62.4%
   AUTOS AND TRANSPORTATION -- 1.7%
          7,900   Continental Airlines, Inc. - Class B*                       $    151,917
          3,200   Oshkosh Truck Corp.+                                             116,096
          7,400   UTI Worldwide, Inc.                                              148,592
------------------------------------------------------------------------------------------
                                                                                   416,605
------------------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY -- 9.2%
          4,400   Avon Products, Inc.                                              173,976
          5,900   Cheesecake Factory, Inc.*                                        128,561
          7,100   Geo Group, Inc.*                                                 201,924
          4,000   Lamar Advertising Co.*                                           143,720
         11,500   Monster Worldwide, Inc.*+                                        278,415
          9,900   Nordstrom, Inc.                                                  322,740
         10,700   Omnicom Group, Inc.                                              472,726
          6,400   TJX Co., Inc.                                                    211,648
          4,800   WPP Group PLC - ADR                                              286,272
------------------------------------------------------------------------------------------
                                                                                 2,219,982
------------------------------------------------------------------------------------------
   CONSUMER STAPLES -- 3.0%
          3,200   J.M. Smucker Co.                                                 161,952
          6,900   SUPERVALU, Inc.                                                  206,862
         10,400   Unilever N.V.                                                    350,792
------------------------------------------------------------------------------------------
                                                                                   719,606
------------------------------------------------------------------------------------------
   ENERGY -- 8.7%
          5,700   ConocoPhillips                                                   434,397
          6,900   FMC Technologies, Inc.*                                          392,541
          2,700   Hess Corp.                                                       238,086
          3,600   National-Oilwell Varco, Inc.*                                    210,168
          6,800   NRG Energy, Inc.*                                                265,132
          5,725   Range Resources Corp.                                            363,251
          4,000   Valero Energy Corp.                                              196,440
------------------------------------------------------------------------------------------
                                                                                 2,100,015
------------------------------------------------------------------------------------------
   FINANCIAL SERVICES -- 10.4%
          3,000   AMB Property Corp.                                               163,260
          9,400   Annaly Capital Managment                                         144,008
          6,100   Bank of New York Mellon Corp.                                    254,553
          6,500   Capital One Financial Corp.                                      319,930
         15,400   CIT Group, Inc.                                                  182,490
            800   Everest Re Group, Ltd.                                            71,624
         11,400   JPMorgan Chase & Co.                                             489,630
          2,800   Lehman Brothers Holdings+                                        105,392
          6,100   Prosperity Bancshares, Inc.                                      174,826
          3,200   Reinsurance Group of America, Inc.                               174,208
          3,000   RenaissanceRe Holdings, Ltd.                                     155,730
          1,314   Visa, Inc. - Class A*                                             81,941
          7,000   Wachovia Corp.+                                                  189,000
------------------------------------------------------------------------------------------
                                                                                 2,506,592
------------------------------------------------------------------------------------------
   HEALTH CARE -- 5.2%
          2,400   Beckman Coulter, Inc.                                            154,920
          2,100   Biogen Idec, Inc.*                                               129,549
          6,200   Health Net, Inc.*                                                190,960
         11,400   Pharmaceutical Product Development, Inc.                         477,660
          8,000   Schering-Plough Corp.                                            115,280
          2,025   United Therapeutics Corp.*                                       175,568
------------------------------------------------------------------------------------------
                                                                                 1,243,937
------------------------------------------------------------------------------------------
   MATERIALS AND PROCESSING -- 2.4%
          2,400   Cytec Industries, Inc.                                           129,240
          6,300   DuPont Fabros Technology, Inc.                                   103,887
          3,250   Mosaic Co.*                                                      333,450
------------------------------------------------------------------------------------------
                                                                                   566,577
------------------------------------------------------------------------------------------
   OTHER -- 1.3%
          5,350   Foster Wheeler, Ltd.*                                            302,917
------------------------------------------------------------------------------------------
   PRODUCER DURABLES -- 11.9%
          2,400   3M Co.                                                           189,960
          1,600   Alliant Techsystems*                                             165,648
          7,800   ASML Holding N.V.                                                193,518
          5,700   Boeing Co.                                                       423,908
         12,500   Centex Corp.                                                     302,625
          8,000   General Electric Co.                                             296,080
          5,400   Joy Global, Inc.                                                 351,864
          2,800   Rockwell Collins, Inc.                                           160,020
         12,000   Spirit Aerosystems Holdings, Inc.*                               266,160
         14,500   Teradyne, Inc.*                                                  180,090
          6,000   Waters Corp.*                                                    334,200
------------------------------------------------------------------------------------------
                                                                                 2,864,073
------------------------------------------------------------------------------------------
   TECHNOLOGY -- 6.4%
          3,500   Affliated Computer Services - Class A*                           175,385
          6,800   Amphenol Corp. - Class A                                         253,300
          4,000   CACI International, Inc. - Class A*                              182,200
         11,200   Ciena Corp.*                                                     345,296
         20,000   Jabil Circuit, Inc.                                              189,200
         13,800   Microsoft Corp.                                                  391,644
------------------------------------------------------------------------------------------
                                                                                 1,537,025
------------------------------------------------------------------------------------------
   UTILITIES -- 2.2%
          5,700   American Electric Power Co., Inc.                                237,291
          3,300   Constellation Energy Group                                       291,291
------------------------------------------------------------------------------------------
                                                                                   528,582
------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                           $ 15,005,911
------------------------------------------------------------------------------------------
FOREIGN STOCK -- 2.5%
   HEALTH CARE -- 2.5%
          3,200   Roche Holding AG                                            $    602,114
------------------------------------------------------------------------------------------
INVESTMENT FUNDS -- 8.8%
        676,558   BBH Securities Lending Fund **                                   676,558
      1,440,627   Touchstone Institutional
                  Money Market Fund ^                                            1,440,627
------------------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                                        $  2,117,185
------------------------------------------------------------------------------------------

See Notes to Schedule of Investments.

 2
--

------------------------
TOUCHSTONE BALANCED FUND
------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

     Principal                                Interest       Maturity
      Amount                                    Rate           Date              Value
CORPORATE BONDS -- 7.3%
   COMPUTERS -- 0.3%
$        80,000   Hewlett-Packard Co.              5.25         3/1/12        $     83,601
------------------------------------------------------------------------------------------
   ELECTRIC UTILITIES -- 0.6%
         65,000   FPL Group Capital, Inc.          5.63         9/1/11              68,508
         70,000   Public Service Colorado          7.88        10/1/12              80,691
------------------------------------------------------------------------------------------
                                                                                   149,199
------------------------------------------------------------------------------------------
   FINANCIAL SERVICES -- 2.9%
         75,000   Bank of America Corp.            6.50        9/15/37              74,996
        100,000   Caterpillar Financial
                  Services Corp.                   4.30         6/1/10             101,836
        105,000   General Electric
                  Capital Corp.                    5.88        1/14/38             101,205
        100,000   Goldman Sachs
                  Group, Inc.                      6.75        10/1/37              93,033
        105,000   International Lease
                  Finance Corp.                    5.35         3/1/12             103,394
         75,000   JPMorgan
                  Chase & Co.                      6.63        3/15/12              79,737
        100,000   Lehman Brothers
                  Holdings                         6.88        7/17/37              86,705
         40,000   Merrill Lynch
                  & Co., Inc.                      6.05        8/15/12              40,626
             71   Nykredit                         6.00        10/1/26                  16
------------------------------------------------------------------------------------------
                                                                                   681,548
------------------------------------------------------------------------------------------
   MEDIA - BROADCASTING & PUBLISHING -- 0.4%
        100,000   Time Warner, Inc.                5.50       11/15/11              99,290
------------------------------------------------------------------------------------------
   OIL & GAS -- 0.4%
        100,000   Apache Corp.                     6.00        1/15/37             100,950
------------------------------------------------------------------------------------------
   PHARMACEUTICALS -- 0.4%
        100,000   Wyeth                            6.95        3/15/11             108,093
------------------------------------------------------------------------------------------
   RETAIL -- 0.8%
        100,000   CVS Caremark Corp.               5.75        8/15/11             104,609
         75,000   Federated
                  Department Stores                6.30         4/1/09              75,010
------------------------------------------------------------------------------------------
                                                                                   179,619
------------------------------------------------------------------------------------------
   SOFTWARE & PROGRAMMING -- 0.3%
         80,000   Oracle Corp.                     5.00        1/15/11              82,068
------------------------------------------------------------------------------------------
   TECHNOLOGY SERVICES -- 0.5%
        100,000   Science Applications
                  International Corp.              6.25         7/1/12             110,048
------------------------------------------------------------------------------------------
   TELECOMMUNICATIONS -- 0.6%
         65,000   AT&T Wireless                    8.13         5/1/12              72,741
         75,000   Verizon
                  Communications                   5.50        2/15/18              73,047
------------------------------------------------------------------------------------------
                                                                                   145,788
------------------------------------------------------------------------------------------
   TRANSPORTATION -- 0.1%
         25,000   Burlington North
                  Santa Fe                         6.13        3/15/09              25,483
------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                                         $  1,765,687
------------------------------------------------------------------------------------------
MORTGAGE RELATED SECURITIES -- 2.0%
        150,000   Banc of America
                  Commercial Mortgage,
                  Inc., Series 2005-3,
                  Class A4                         4.67        7/10/43             144,893
        125,000   Commercial  Mortgage
                  Pass-Through
                  Certificate,  Series
                  2006-C8, Class A3                5.31       12/10/46             117,951
        125,000   GE Capital Commercial
                  Mortgage Corp., Series
                  2004-C2, Class A4                4.89        3/10/40             122,605
        100,000   JPMorgan Chase
                  Commercial Mortgage
                  Securities, Series
                  2007-C1, Class A4                5.72       11/15/17              97,977
------------------------------------------------------------------------------------------
TOTAL MORTGAGE RELATED SECURITIES                                             $    483,426
------------------------------------------------------------------------------------------
MUNICIPAL BONDS -- 0.1%
   TRANSPORTATION -- 0.1%
         20,000   Oklahoma City Airport            9.40        11/1/10        $     21,223
------------------------------------------------------------------------------------------
SOVEREIGN GOVERNMENT OBLIGATIONS -- 1.1%
   GREAT BRITAIN -- 1.1%
        105,000   United Kingdom
                  Treasury                         8.00        12/7/15        $    259,556
------------------------------------------------------------------------------------------
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 7.2%
        325,000   FFCB                             6.00        6/18/14             326,896
        100,000   FHLB                             5.33         3/6/12             102,979
        325,000   FHLB                             5.50       10/19/17             345,876
        100,000   FNMA                             5.30         5/7/12             101,913
        260,000   FNMA                             5.50         5/3/17             274,030
        325,000   FNMA                             6.25        8/15/17             329,578
        260,000   FNMA                             5.63        10/2/17             264,184
------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT &
AGENCY OBLIGATIONS                                                            $  1,745,456
------------------------------------------------------------------------------------------
U.S. GOVERNMENT MORTGAGE-BACKED OBLIGATIONS -- 13.9%
         41,741   FNMA                             6.00         1/1/14              43,112
        159,274   FNMA                             5.67         2/1/37             162,027
        108,420   FNMA Hybrid Arms                 5.43         2/1/36             110,538
         81,938   GNMA                             6.00       12/15/32              84,905
        236,409   GNMA                             6.00       11/15/33             244,332
        358,335   GNMA                             6.00       12/15/33             371,125
        180,923   GNMA                             6.00       12/15/33             187,381
        163,239   GNMA                             5.50        4/20/37             167,777
        359,773   GNMA                             6.00        7/15/37             371,837
        800,000   GNMA                             5.00        4/15/38             799,750
        800,000   GNMA                             5.50        4/15/38             815,500
------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT
MORTGAGE-BACKED OBLIGATIONS                                                   $  3,358,284
------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 3.5%
        213,000   U.S. Treasury Bond               5.00        5/15/37             238,277
        465,000   U.S. Treasury Note               3.63       12/31/12             489,958
        115,000   U.S. Treasury Note               2.88        1/31/13             117,219
------------------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS                                               $    845,454
------------------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 108.8%
(COST $26,573,467)                                                            $ 26,204,296
LIABILITIES IN EXCESS OF OTHER ASSETS -- (8.8%)                                 (2,118,343)
------------------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                          $ 24,085,953
------------------------------------------------------------------------------------------

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan, as of March 31, 2008, was $663,746.
**    Represents collateral for securities loaned.
ADR  - American Depository Receipt.
FFCB - Federal Farm Credit Bank
FHLB - Federal Home Loan Bank
FNMA - Federal National Mortgage Association
GNMA - Government National Mortgage Association

See Notes to Schedule of Investments.

                                                                              3
                                                                              --

                                                 -------------------------------
                                                 TOUCHSTONE BARON SMALL CAP FUND
                                                 -------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                      March 31, 2008 (Unaudited)

      Shares                                                                      Value
COMMON STOCKS -- 97.2%
   AUTOS AND TRANSPORTATION -- 3.1%
          6,896   American Railcar Industries, Inc.+                          $    140,196
         15,750   Genesee & Wyoming, Inc.*                                         541,800
------------------------------------------------------------------------------------------
                                                                                   681,996
------------------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY -- 45.1%
         11,800   Ameristar Casinos, Inc.+                                         215,350
          8,000   Cabela's, Inc. - Class A*+                                       113,280
         10,000   California Pizza Kitchen, Inc.*                                  131,100
         30,000   CarMax, Inc.*+                                                   582,600
         13,750   Cheesecake Factory, Inc. (The)*+                                 299,613
          7,000   Chemed Corp.                                                     295,400
         10,000   Choice Hotels International, Inc.                                341,100
         10,000   ChoicePoint, Inc.*                                               476,000
         15,000   Copart, Inc.*                                                    581,400
          6,500   CoStar Group, Inc.*                                              279,500
         22,500   DeVry, Inc.                                                      941,399
         30,000   Dick's Sporting Goods, Inc.*+                                    803,400
         16,500   DSW, Inc. - Class A*+                                            213,675
          4,000   Gaylord Entertainment Co.*                                       121,160
         10,000   Isle of Capri Casinos, Inc.*+                                     71,500
         11,250   J. Crew Group, Inc.*                                             496,913
         24,000   LKQ Corp.*                                                       539,280
          5,200   National CineMedia, Inc.                                         116,896
          5,000   Panera Bread Co.*+                                               209,450
         20,000   Penske Automotive Group, Inc.+                                   389,200
          4,500   Pinnacle Entertainment, Inc.*                                     57,600
          6,000   Polo Ralph Lauren Corp. - Class A                                349,740
          3,000   Steiner Leisure, Ltd.*                                            99,000
          4,000   Strayer Education, Inc.                                          610,000
          5,500   Tractor Supply Co.*                                              217,360
          7,500   Under Armour, Inc. - Class A*+                                   274,500
         10,000   Vail Resorts, Inc.*+                                             482,900
          7,100   Wynn Resorts, Ltd.*+                                             714,544
------------------------------------------------------------------------------------------
                                                                                10,023,860
------------------------------------------------------------------------------------------
   CONSUMER STAPLES -- 4.9%
          7,000   Church & Dwight Co., Inc.+                                       379,680
         10,000   Peet's Coffee & Tea, Inc.*                                       235,100
          8,000   Ralcorp Holdings*                                                465,200
------------------------------------------------------------------------------------------
                                                                                 1,079,980
------------------------------------------------------------------------------------------
   ENERGY -- 11.1%
          3,500   Carrizo Oil & Gas, Inc.*                                         207,445
         15,000   Encore Acquisition Co.*                                          604,200
          8,500   EXCO Resources, Inc.*                                            157,250
         19,000   FMC Technologies, Inc.*                                        1,080,910
          5,000   SEACOR Holdings, Inc.*                                           426,800
------------------------------------------------------------------------------------------
                                                                                 2,476,605
------------------------------------------------------------------------------------------
   FINANCIAL SERVICES -- 16.8%
          5,500   Acadia Realty Trust                                              132,825
          1,500   Alexander's, Inc.*+                                              531,750
         12,000   Arch Capital Group, Ltd.*                                        824,040
         22,000   CB Richard Ellis Group, Inc.*                                    476,080
         15,000   Cohen & Steers, Inc.+                                            397,350
          2,752   Digital Realty Trust                                              97,696
          3,150   Evercore Partners, Inc. - Class A                                 55,913
          6,000   FCStone Group, Inc.*                                             166,200
          5,000   Glacier Bancorp, Inc.                                             95,850
         24,000   Jefferies Group, Inc.                                            387,120
          3,200   Morningstar, Inc.*                                               196,320
          7,000   SVB Financial Group*                                             305,480
          9,000   UCBH Holdings, Inc.                                               69,840
------------------------------------------------------------------------------------------
                                                                                 3,736,464
------------------------------------------------------------------------------------------
   HEALTH CARE -- 9.6%
         16,000   AMERIGROUP Corp.*                                                437,280
          5,000   Charles River Laboratories
                  International, Inc.*                                             294,700
          6,000   Community Health Systems, Inc.*                                  201,420
         11,000   Edwards Lifesciences Corp.*                                      490,050
          3,500   Emeritus Corp.*                                                   73,010
          7,500   Healthways, Inc.*+                                               265,050
         20,000   Hlth Corp.*                                                      190,800
         11,000   PSS World Medical, Inc.*                                         183,260
------------------------------------------------------------------------------------------
                                                                                 2,135,570
------------------------------------------------------------------------------------------
   MATERIALS AND PROCESSING -- 1.6%
          5,500   Aecom Technology Corp.*                                          143,055
          7,400   Macquarie Infrastructure Co.                                     215,562
------------------------------------------------------------------------------------------
                                                                                   358,617
------------------------------------------------------------------------------------------
   PRODUCER DURABLES -- 1.7%
         12,500   SBA Communications Corp.*                                        372,875
------------------------------------------------------------------------------------------
   UTILITIES -- 3.3%
         10,000   ITC Holdings Corp.                                               520,600
          8,820   Southern Union Co.                                               205,241
------------------------------------------------------------------------------------------
                                                                                   725,841
------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                           $ 21,591,808
------------------------------------------------------------------------------------------
INVESTMENT FUNDS -- 29.9%
      5,976,422   BBH Securities Lending Fund **                                 5,976,422
        654,697   Touchstone Institutional
                  Money Market Fund ^                                              654,697
------------------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                                        $  6,631,119
------------------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 127.1%
(COST $21,931,323)                                                            $ 28,222,927
LIABILITIES IN EXCESS OF OTHER ASSETS -- (27.1%)                                (6,009,987)
------------------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                          $ 22,212,940
------------------------------------------------------------------------------------------

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan, as of March 31, 2008, was $5,902,146.
**    Represents collateral for securities loaned.

See Notes to Schedules of Investments.

 4
--

-------------------------
TOUCHSTONE CORE BOND FUND
-------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                      March 31, 2008 (Unaudited)

     Principal                                Interest       Maturity
      Amount                                    Rate           Date              Value
CORPORATE BONDS -- 27.0%
   BANKING -- 1.6%
$       135,000   BB&T Capital Trust I             5.85        8/18/35        $    104,980
        150,000   Capital One Bank                 4.25        12/1/08             147,841
        250,000   Key Bank NA                      5.50        9/17/12             252,462
        145,000   USB Capital IX                   6.19        4/15/49             107,663
        100,000   Wachovia Capital
                  Trust III                        5.80        3/15/42              71,250
------------------------------------------------------------------------------------------
                                                                                   684,196
------------------------------------------------------------------------------------------
   CONSUMER PRODUCTS -- 0.4%
        175,000   Mohawk Industries, Inc.          5.75        1/15/11             185,456
------------------------------------------------------------------------------------------
   ELECTRIC UTILITIES -- 3.8%
        175,000   Baltimore Gas
                  & Electric                       6.35        10/1/36             158,396
        215,000   Centerpoint
                  Energy, Inc.                     5.95         2/1/17             214,541
        140,000   Con Edison
                  Co. of NY                        5.30         3/1/35             121,421
        145,000   Duke Capital                     8.00        10/1/19             163,927
        160,000   Enel Finance
                  International, 144A              6.25        9/15/17             166,000
        145,000   FPL Group
                  Capital, Inc.                    6.35        10/1/66             131,865
        210,000   Midamerican
                  Energy Holdings                  6.13         4/1/36             202,973
        150,000   Natl Grid PLC                    6.30         8/1/16             154,086
        145,000   Pacific Gas & Electric           5.80         3/1/37             137,181
        175,000   Southern Power Co.               4.88        7/15/15             167,886
------------------------------------------------------------------------------------------
                                                                                 1,618,276
------------------------------------------------------------------------------------------
   FINANCIAL SERVICES -- 3.8%
        260,000   American General
                  Finance                          4.88        7/15/12             250,828
        180,000   American Water
                  Capital Corp., 144A              6.59       10/15/37             180,298
        190,000   Caterpillar Financial
                  Services                         5.45        4/15/18             193,289
        220,000   CIT Group, Inc.                  5.60        4/27/11             177,452
        295,000   Countrywide
                  Home Loan                        4.13        9/15/09             265,785
        215,000   Lehman Brothers
                  Holdings                         5.50         4/4/16             201,602
        125,000   Morgan Stanley                   5.63         1/9/12             125,935
        220,000   XSTRATA Finance
                  Canada, 144A                     5.50       11/16/11             225,724
------------------------------------------------------------------------------------------
                                                                                 1,620,913
------------------------------------------------------------------------------------------
   FOOD -- 1.0%
        225,000   Kraft Foods, Inc.                6.00        2/11/13             232,619
        180,000   McDonald's Corp.                 6.30       10/15/37             184,896
------------------------------------------------------------------------------------------
                                                                                   417,515
------------------------------------------------------------------------------------------
   HEALTH CARE -- 0.4%
        150,000   Astrazeneca PLC                  6.45        9/15/37             160,948
------------------------------------------------------------------------------------------
   MEDIA - BROADCASTING & PUBLISHING -- 0.5%
        212,000   British Sky
                  Broadcasting                     6.88        2/23/09             217,585
------------------------------------------------------------------------------------------
   MISCELLANEOUS -- 9.2%
      4,098,600   Dow Jones CDX
                  HY 8-T1                          7.63        6/29/12           3,883,423
------------------------------------------------------------------------------------------
   OIL & GAS -- 1.9%
        120,000   Encana Corp.                     6.50        8/15/34             121,002
         65,000   Plains All American
                  Pipeline                         6.65        1/15/37              61,576
        110,000   R.R. Donnelley
                  & Sons Co.                       5.63        1/15/12             108,689
        250,000   Ras Laffan
                  Lng II, 144A                     5.30        9/30/20             244,468
        275,000   Weatherford
                  International, Ltd.              5.15        3/15/13             275,239
------------------------------------------------------------------------------------------
                                                                                   810,974
------------------------------------------------------------------------------------------
   REAL ESTATE INVESTMENT TRUST -- 1.7%
        155,000   Avalonbay
                  Communities                      5.75        9/15/16             140,040
        200,000   Brandywine
                  Operating
                  Partnership                      5.40        11/1/14             165,964
        280,000   Prologis                         5.25       11/15/10             282,671
        175,000   WEA Finance, 144A                5.70        10/1/16             158,223
------------------------------------------------------------------------------------------
                                                                                   746,898
------------------------------------------------------------------------------------------
   RETAIL -- 1.0%
        140,000   Federated Retail
                  Holding                          5.35        3/15/12             133,391
        120,000   May Department
                  Stores                           5.95        11/1/08             120,291
        185,000   Wal-Mart Stores, Inc.            5.80        2/15/18             193,885
------------------------------------------------------------------------------------------
                                                                                   447,567
------------------------------------------------------------------------------------------
   TELEPHONE SYSTEMS -- 1.7%
        175,000   AT&T, Inc.                       6.80        5/15/36             179,818
        175,000   Deutsche Telekom
                  Finance                          5.38        3/23/11             177,909
        180,000   Rogers Wireless, Inc.            7.50        3/15/15             189,109
        175,000   Verizon
                  Communications                   6.25         4/1/37             167,066
------------------------------------------------------------------------------------------
                                                                                   713,902
------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                                         $ 11,507,653
------------------------------------------------------------------------------------------
AGENCY MORTGAGE-BACKED SECURITIES -- 21.2%
         17,420   FHLMC                            7.00         5/1/30              18,471
        441,864   FHLMC                            5.50         5/1/33             447,660
        327,147   FHLMC                            5.00         8/1/33             324,877
        391,849   FHLMC                            6.00         9/1/35             402,119
        650,630   FHLMC                            6.00        12/1/36             667,789
      1,015,000   FNMA                             5.38        6/12/17           1,114,738
        235,018   FNMA                             4.50         6/1/18             234,893
         44,217   FNMA                             8.00         5/1/30              47,923
         34,705   FNMA                             7.50         1/1/31              37,463
         31,173   FNMA                             6.50         6/1/31              32,278
        184,462   FNMA                             6.50         6/1/32             192,653
         40,140   FNMA                             6.50         9/1/32              41,845
        228,938   FNMA                             6.50         9/1/32             238,659
        147,082   FNMA                             6.50        12/1/32             153,327
        323,826   FNMA                             4.50         8/1/33             312,993

See Notes to Schedules of Investments.

                                                                              5
                                                                              --

                                                       -------------------------
                                                       TOUCHSTONE CORE BOND FUND
                                                       -------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

     Principal                                Interest       Maturity
      Amount                                    Rate           Date              Value
AGENCY MORTGAGE-BACKED SECURITIES -- 21.2% - CONTINUED
$       606,356   FNMA                             5.50         8/1/33        $    614,089
        408,046   FNMA                             5.50        10/1/33             413,249
        141,180   FNMA                             5.00         4/1/34             140,042
        588,156   FNMA                             5.00         4/1/34             583,416
        515,101   FNMA                             6.00        10/1/35             522,984
        625,823   FNMA                             5.50         4/1/36             634,618
        726,336   FNMA                             6.00         7/1/36             744,715
        740,577   FNMA                             5.50         7/1/37             748,304
        296,340   FNMA                             6.50         8/1/37             307,170
         36,109   GNMA                             5.63        9/20/24              36,404
         57,882   GNMA                             4.00       10/17/29              57,220
          4,443   GNMA                             8.00        7/15/30               4,779
------------------------------------------------------------------------------------------
TOTAL AGENCY MORTGAGE-BACKED SECURITIES                                       $  9,074,678
------------------------------------------------------------------------------------------
MORTGAGE RELATED SECURITIES -- 22.4%
        575,000   Bear Stearns
                  Commercial Mortgage,
                  Series 2005-PWR9,
                  Class A4A                        4.87        9/11/42             559,733
        550,000   Bear Stearns
                  Commercial Mortgage,
                  Series 2007-PW16,
                  Class A4                         5.71        6/11/40             546,316
        700,000   Countrywide
                  Securities,
                  Series 2007-S1,
                  Class A5                         6.02       11/25/36             448,730
      1,000,000   Credit Suisse First
                  Boston Mortgage
                  Securities Corp.                 5.00        7/25/35             958,047
        618,562   Credit Suisse First
                  Boston Mortgage
                  Securities Corp.,
                  Series 2005-9,
                  Class 2A1                        5.50       10/25/35             605,804
        250,000   CW Capital Cobalt,
                  Series 2006-C1,
                  Class A4                         5.22        8/15/48             241,050
        450,019   Deutsche Bank
                  Alternative Loan
                  Trust, Series 2003-2XS,
                  Class A6                         4.97        9/25/33             443,101
        700,000   Deutsche Bank
                  Alternative Loan
                  Trust, Series 2005-3,
                  Class 4A4                        5.25        6/25/35             633,685
        751,178   First Horizon
                  Mortgage Pass-Through
                  Trust, Series 2004-3,
                  Class 2A1                        4.50        6/25/19             744,370
        600,000   GE Capital
                  Commercial
                  Mortgage Corp.,
                  Series 2002-2A,
                  Class A3                         5.35        8/11/36             603,439
        735,000   GE Capital
                  Commercial
                  Mortgage Corp.,
                  Series 2004-C1,
                  Class A2                         3.92       11/10/38             721,752
        379,923   IMPAC Secured
                  Assets Corp.,
                  Series 2003-2,
                  Class A1                         5.50        8/25/33             341,256
        700,000   Morgan Stanley
                  Mortgage Loan
                  Trust, Series 2007-3XS,
                  Class 2A4S                       5.96        1/25/47             462,141
        313,120   Residential Asset
                  Securitization Trust,
                  Series 2005-A6CB,
                  Class A8                         5.50        6/25/35             278,529
        369,550   Residential Asset
                  Securitization Trust,
                  Series 2006-A1,
                  Class 1A3                        6.00        4/25/36             344,465
        243,177   Residential Funding
                  Mortgage Securities I,
                  Series 2006-S2,
                  Class A2                         5.75        2/25/36             239,976
        410,690   Structured Asset
                  Securities Corp.,
                  Series 2005-17,
                  Class 5A1                        5.50       10/25/35             411,974
        377,829   Washington Mutual
                  Alternative Loan
                  Trust, Series 2005-9,
                  Class 2A4                        5.50       11/25/35             370,807
        674,161   Wells Fargo
                  Mortgage Backed
                  Securities                       4.93        2/25/34             615,814
------------------------------------------------------------------------------------------
TOTAL MORTGAGE RELATED SECURITIES                                             $  9,570,989
------------------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS -- 3.1%
        375,000   FHLB                             3.75         1/8/10             384,684
        910,000   FHLMC                            5.25       10/10/12             924,535
------------------------------------------------------------------------------------------
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS                                      $  1,309,219
------------------------------------------------------------------------------------------
U.S. TREASURY OBLIGATIONS -- 14.6%
      3,026,516   U.S. Treasury Inflation
                  Protected Securities             2.00        4/15/12           3,258,471
        515,000   U.S. Treasury Note               2.88        1/31/13             524,938
        145,000   U.S. Treasury Note               2.75        2/28/13             146,994
      1,595,000   U.S. Treasury Note               4.50        5/15/17           1,733,317
        520,000   U.S. Treasury Note               4.75        8/15/17             575,331
------------------------------------------------------------------------------------------
TOTAL U.S. TREASURY OBLIGATIONS                                               $  6,239,051
------------------------------------------------------------------------------------------

See Notes to Schedules of Investments.

 6
--

-------------------------
TOUCHSTONE CORE BOND FUND
-------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

      Shares                                                                      Value
PREFERRED STOCK -- 1.2%
FINANCIAL SERVICES -- 1.2%
         12,500   Citigroup VIII                                              $    273,125
          8,000   Freddie Mac                                                      195,200
          2,600   MBNA Capital                                                      64,610
------------------------------------------------------------------------------------------
TOTAL PREFERRED STOCK                                                         $    532,935
------------------------------------------------------------------------------------------
INVESTMENT FUND -- 9.1%
      3,890,340   Touchstone Institutional
                  Money Market Fund ^                                         $  3,890,340
------------------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 98.6%
(COST $42,745,821)                                                            $ 42,124,865
OTHER ASSETS IN EXCESS OF LIABILITIES -- 1.4%                                      604,984
------------------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                          $ 42,729,849
------------------------------------------------------------------------------------------

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
FHLB  - Federal Home Loan Bank
FHLMC - Federal Home Loan Mortgage Corporation
FNMA  - Federal National Mortgage Association
GNMA  - Government National Mortgage Association
144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in a transaction exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities were valued at $974,713 or 2.28% of net assets.

See Notes to Schedules of Investments.

                                                                              7
                                                                              --

                                      ------------------------------------------
                                      TOUCHSTONE EAGLE CAPITAL APPRECIATION FUND
                                      ------------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                      March 31, 2008 (Unaudited)

      Shares                                                                      Value
COMMON STOCKS -- 95.4%
   AUTOS AND TRANSPORTATION -- 2.2%
          8,590   United Parcel Service, Inc. - Class B                       $    627,242
------------------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY -- 19.9%
         16,485   eBay*                                                            491,912
         15,980   Home Depot, Inc.                                                 446,961
          9,015   Kimberly-Clark Corp.                                             581,918
          8,120   McDonald's Corp.                                                 452,852
         20,850   Omnicom Group, Inc.                                              921,154
         37,840   Staples, Inc.                                                    836,642
         15,750   Viacom, Inc. - Class B*                                          624,015
          9,790   Wal-Mart Stores, Inc.                                            515,737
         28,250   Waste Management, Inc.                                           948,071
------------------------------------------------------------------------------------------
                                                                                 5,819,262
------------------------------------------------------------------------------------------
   CONSUMER STAPLES -- 2.1%
          8,775   Procter & Gamble Co.                                             614,864
------------------------------------------------------------------------------------------
   ENERGY -- 2.8%
         13,580   BP PLC - ADR                                                     823,627
------------------------------------------------------------------------------------------
   FINANCIAL SERVICES -- 19.2%
         11,140   American Express Co.                                             487,041
         22,915   American International Group, Inc.                               991,074
         27,465   Bank of America Corp.                                          1,041,197
          9,275   Capital One Financial Corp.                                      456,516
          5,070   Goldman Sachs Group, Inc.                                        838,527
         11,310   JPMorgan Chase & Co.                                             485,765
          5,440   State Street Corp.                                               429,760
         32,010   Wachovia Corp.+                                                  864,270
------------------------------------------------------------------------------------------
                                                                                 5,594,150
------------------------------------------------------------------------------------------
   HEALTH CARE -- 19.6%
          6,268   Covidien Ltd.                                                    277,359
         32,090   CVS Corp.                                                      1,299,966
         10,920   Genzyme Corp.*+                                                  813,977
         15,170   Johnson & Johnson                                                984,078
         56,210   Pfizer, Inc.                                                   1,176,475
         13,025   Wyeth                                                            543,924
          8,220   Zimmer Holdings, Inc.*                                           640,009
------------------------------------------------------------------------------------------
                                                                                 5,735,788
------------------------------------------------------------------------------------------
   PRODUCER DURABLES -- 13.3%
         51,115   Applied Materials, Inc.                                          997,254
         46,100   General Electric Co.                                           1,706,161
         14,178   Tyco International Ltd.                                          624,541
          7,820   United Technologies Corp.                                        538,172
------------------------------------------------------------------------------------------
                                                                                 3,866,128
------------------------------------------------------------------------------------------
   TECHNOLOGY -- 10.6%
         19,115   Cisco Systems, Inc.*                                             460,480
         22,175   Intel Corp.                                                      469,667
         56,630   Microsoft Corp.                                                1,607,159
         28,010   Oracle Corp.*                                                    547,876
------------------------------------------------------------------------------------------
                                                                                 3,085,182
------------------------------------------------------------------------------------------
   UTILITIES -- 5.7%
         53,375   Comcast Corp. - Class A                                        1,032,272
         92,755   Sprint Nextel Corp.                                              620,531
------------------------------------------------------------------------------------------
                                                                                 1,652,803
------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                           $ 27,819,046
------------------------------------------------------------------------------------------
INVESTMENT FUNDS -- 10.2%
      1,647,228   BBH Securities Lending Fund **                                 1,647,228
      1,319,447   Touchstone Institutional
                  Money Market Fund ^                                            1,319,447
------------------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                                        $  2,966,675
------------------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 105.6%
(COST $32,429,072)                                                            $ 30,785,721
LIABILITIES IN EXCESS OF OTHER ASSETS -- (5.6%)                                 (1,639,896)
------------------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                          $ 29,145,825
------------------------------------------------------------------------------------------

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan, as of March 31, 2008, was $1,661,380.
**    Represents collateral for securities loaned.
ADR - American Depository Receipt.

See Notes to Schedules of Investments.

 8
--

-------------------------------
TOUCHSTONE GROWTH & INCOME FUND
-------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                      March 31, 2008 (Unaudited)

      Shares                                                                      Value
 COMMON STOCKS -- 97.7%
   CONSUMER DISCRETIONARY -- 4.0%
          3,250   Abercrombie & Fitch Co.                                     $    237,705
          7,000   Carnival Corp.                                                   283,360
          2,230   Idearc, Inc.                                                       8,117
          2,900   J.C. Penny Co., Inc.                                             109,359
          2,700   Kohl's Corp.*+                                                   115,803
          8,700   Pinnacle Entertainment, Inc.*                                    111,360
------------------------------------------------------------------------------------------
                                                                                   865,704
------------------------------------------------------------------------------------------
   CONSUMER STAPLES -- 9.0%
          9,800   Altria Group, Inc.                                               217,560
          7,400   Dean Foods Co.*                                                  148,666
          5,500   Diageo PLC- ADR                                                  447,260
          9,800   Philip Morris International, Inc.*                               495,684
          8,500   Unilever NV                                                      286,705
          6,600   UST, Inc.                                                        359,832
------------------------------------------------------------------------------------------
                                                                                 1,955,707
------------------------------------------------------------------------------------------
   ENERGY -- 9.7%
          3,500   Chevron Corp.                                                    298,760
          2,850   ConocoPhillips                                                   217,199
         12,200   Exxon Mobil Corp.                                              1,031,876
          3,000   Hess Corp.                                                       264,540
          4,200   Marathon Oil Corp.                                               191,520
          1,250   Schlumberger Ltd.                                                108,750
------------------------------------------------------------------------------------------
                                                                                 2,112,645
------------------------------------------------------------------------------------------
   FINANCIAL SERVICES -- 27.9%
         10,300   Allstate                                                         495,018
          6,100   American International Group                                     263,825
          5,100   Ameriprise Financial, Inc.                                       264,435
         15,079   Bank of America                                                  571,645
          6,700   BB&T+                                                            214,802
         12,325   Citigroup, Inc.                                                  264,002
          9,500   Discover Financial Services+                                     155,515
          1,320   Goldman Sachs Group                                              218,315
         16,900   JPMorgan Chase & Co.                                             725,854
          5,500   Lazard Ltd. - Class A+                                           210,100
          3,700   Lincoln National Corp.                                           192,400
         12,800   Loews Corp.                                                      514,816
          3,200   Morgan Stanley                                                   146,240
         23,200   New York Community Bancorp, Inc.                                 422,704
          6,200   PNC Financial Services Group                                     406,534
         13,400   TD Ameritrade Holding Corp.*                                     221,234
          2,400   UnionBanCal Corp.                                                117,792
          1,800   Wachovia Corp.+                                                   48,600
         13,600   Washington Mutual, Inc.+                                         140,080
         17,800   Wells Fargo & Co.                                                517,980
------------------------------------------------------------------------------------------
                                                                                 6,111,891
------------------------------------------------------------------------------------------
   HEALTH CARE -- 12.8%
          7,650   Abbott Laboratories                                              421,898
          8,175   Baxter International, Inc.                                       472,679
         16,000   CVS Caremark Corp.                                               648,159
         10,000   Merck & Co., Inc.                                                379,500
          4,600   Novartis AG                                                      235,658
          9,300   Pfizer, Inc.                                                     194,649
          5,300   Wyeth                                                            221,328
          2,700   Zimmer Holdings, Inc.*                                           210,222
------------------------------------------------------------------------------------------
                                                                                 2,784,093
------------------------------------------------------------------------------------------
   MATERIALS AND PROCESSING -- 4.4%
         13,100   Alcoa, Inc.                                                      472,386
          6,000   Packaging Corp of America                                        133,980
          6,500   Textron, Inc.                                                    360,230
------------------------------------------------------------------------------------------
                                                                                   966,596
------------------------------------------------------------------------------------------
   PRODUCER DURABLES -- 8.7%
          5,400   Emerson Electric Co.                                             277,884
         22,500   General Electric Co.                                             832,725
          7,500   Honeywell International                                          423,150
         11,400   Nokia Oyj - ADR                                                  362,862
------------------------------------------------------------------------------------------
                                                                                 1,896,621
------------------------------------------------------------------------------------------
   TECHNOLOGY -- 6.4%
          5,700   Harris Corp.                                                     276,621
         14,700   Microsoft  Corp.                                                 417,186
          9,200   PerkinElmer, Inc.                                                223,100
         16,200   Symantec Corp.*                                                  269,244
         20,400   Taiwan Semiconductor - ADR                                       209,508
------------------------------------------------------------------------------------------
                                                                                 1,395,659
------------------------------------------------------------------------------------------
   UTILITIES -- 14.8%
         26,400   AT&T, Inc.                                                     1,011,120
         36,400   Citizens Communications Co.                                      381,836
         16,400   Duke Energy Corp.                                                292,740
         10,300   FPL Group, Inc.                                                  646,222
         15,900   Verizon Communications                                           579,555
          7,000   Wisconsin Energy Corp.                                           307,930
------------------------------------------------------------------------------------------
                                                                                 3,219,403
------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                           $ 21,308,319
------------------------------------------------------------------------------------------
INVESTMENT FUNDS -- 4.4%
        557,351   BBH Securities Lending Fund **                                   557,351
        392,752   Touchstone Institutional
                  Money Market Fund ^                                              392,752
------------------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                                        $    950,103
------------------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 102.1%
(COST $22,766,691)                                                            $ 22,258,422
LIABILITIES IN EXCESS OF OTHER ASSETS -- (2.1%)                                   (455,325)
------------------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                          $ 21,803,097
------------------------------------------------------------------------------------------

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan, as of March 31, 2008, was $549,741.
**    Represents collateral for securities loaned.
ADR - American Depository Receipt.

See Notes to Schedules of Investments.

                                                                              9
                                                                              --

                                                      --------------------------
                                                      TOUCHSTONE HIGH YIELD FUND
                                                      --------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                      March 31, 2008 (Unaudited)

     Principal                                Interest       Maturity
      Amount                                    Rate           Date              Value
CORPORATE BONDS -- 97.7%
   AEROSPACE & DEFENSE -- 0.7%
$       171,000   DRS Technologies, Inc.           6.63         2/1/16        $    167,153
------------------------------------------------------------------------------------------
   AUTOMOTIVE -- 8.0%
        198,000   American Axle &
                  Manufacturing
                  Holdings, Inc.                   7.88         3/1/17             167,805
        503,000   Asbury Automotive
                  Group                            8.00        3/15/14             437,609
         12,000   Asbury Automotive
                  Group                            7.63        3/15/17               9,480
         75,000   Autonation, Inc.                 7.00        4/15/14              66,563
        200,000   Ford Motor
                  Credit Co.                       7.88        6/15/10             174,387
        300,000   Ford Motor
                  Credit Co.                       7.00        10/1/13             234,006
        227,000   General Motors+                  8.38        7/15/33             160,035
        257,000   General Motors
                  Acceptance Corp.                 6.88        9/15/11             196,699
        420,000   General Motors
                  Acceptance Corp.                 8.00        11/1/31             301,011
        346,000   United Auto
                  Group, Inc.                      7.75       12/15/16             299,290
------------------------------------------------------------------------------------------
                                                                                 2,046,885
------------------------------------------------------------------------------------------
   BUILDING PRODUCTS -- 3.7%
        610,000   Gibraltar Industries, Inc.       8.00        12/1/15             494,100
        120,000   Texas Industries, Inc.           7.25        7/15/13             116,700
        405,000   U.S. Concrete                    8.38         4/1/14             317,925
------------------------------------------------------------------------------------------
                                                                                   928,725
------------------------------------------------------------------------------------------
   CHEMICALS -- 2.3%
        108,000   Mosaic Co., 144A                 7.38        12/1/14             115,560
         88,000   Mosaic Co., 144A                 7.63        12/1/16              94,600
        291,000   Nell Af Sarl, 144A               8.38        8/15/15             212,430
        150,000   Polyone Corp.                    8.88         5/1/12             151,500
------------------------------------------------------------------------------------------
                                                                                   574,090
------------------------------------------------------------------------------------------
   COAL -- 2.2%
        500,000   Massey Energy Co.                6.88       12/15/13             483,750
         82,000   Peabody Energy Corp.             7.38        11/1/16              84,870
------------------------------------------------------------------------------------------
                                                                                   568,620
------------------------------------------------------------------------------------------
   COMPUTER SOFTWARE & PROCESSING -- 2.5%
        223,000   First Data Corp.,
                  144A+                            9.88        9/24/15             183,418
        309,000   SunGard Data
                  Systems, Inc.                    9.13        8/15/13             312,090
        152,000   SunGard Data
                  Systems, Inc.                    4.88        1/15/14             133,190
------------------------------------------------------------------------------------------
                                                                                   628,698
------------------------------------------------------------------------------------------
   CONSUMER PRODUCTS -- 2.9%
        272,000   Jarden Corp.                     7.50         5/1/17             238,000
        535,000   Visant Holding Corp.             8.75        12/1/13             500,225
------------------------------------------------------------------------------------------
                                                                                   738,225
------------------------------------------------------------------------------------------
   ENERGY -- 11.9%
        538,000   Atlas Pipeline
                  Partners                         8.13       12/15/15             547,414
        223,000   Aventine Renewable
                  Energy                          10.00         4/1/17             143,835
        500,000   Basic Energy Services            7.13        4/15/16             476,250
         49,000   Chesapeake
                  Energy Corp.                     6.50        8/15/17              47,285
        311,000   Connacher Oil
                  & Gas, 144A                     10.25       12/15/15             313,333
        127,000   Copano Energy LLC                8.13         3/1/16             131,445
        245,000   Forest Oil Corp.                 7.25        6/15/19             249,288
        161,000   Glencore
                  Funding LLC, 144A                6.00        4/15/14             157,318
        178,000   Helix Energy
                  Solutions, 144A                  9.50        1/15/16             178,000
        350,000   Holly Energy
                  Partners LP                      6.25         3/1/15             317,625
        500,000   United Refining Co.             10.50        8/15/12             494,999
------------------------------------------------------------------------------------------
                                                                                 3,056,792
------------------------------------------------------------------------------------------
   ENVIRONMENTAL -- 0.6%
        150,000   Browning-Ferris
                  Industries, Inc.                 9.25         5/1/21             155,250
------------------------------------------------------------------------------------------
   FINANCIAL SERVICES -- 0.8%
        248,000   Nuveen Investments,
                  Inc., 144A                      10.50       11/15/15             212,660
------------------------------------------------------------------------------------------
   FOOD PROCESSORS -- 0.9%
        225,000   Del Monte Corp.                  8.63       12/15/12             228,938
------------------------------------------------------------------------------------------
   GAMING -- 0.6%
        250,000   Station Casinos                  6.50         2/1/14             150,000
------------------------------------------------------------------------------------------
   HEALTH CARE -- 4.1%
        346,000   Advanced Medical
                  Optics                           7.50         5/1/17             297,560
        250,000   Axcan Intermediate
                  Holding, 144A                    9.25         3/1/15             247,500
        316,000   Invacare Corp.                   9.75        2/15/15             317,580
        208,000   Universal Hospital
                  Services FRN                     8.29        5/31/08             185,120
------------------------------------------------------------------------------------------
                                                                                 1,047,760
------------------------------------------------------------------------------------------
   HEALTH CARE PROVIDERS -- 4.4%
        260,000   HCA, Inc.                        5.75        3/15/14             214,500
        238,000   HCA, Inc.                        9.25       11/15/16             246,925
         45,000   Iasis Healthcare                 8.75        6/15/14              44,775
        253,000   Res-Care, Inc.                   7.75       10/15/13             240,350
        380,000   U.S. Oncology                    9.00        8/15/12             378,100
------------------------------------------------------------------------------------------
                                                                                 1,124,650
------------------------------------------------------------------------------------------
   HEAVY MACHINERY -- 1.9%
        488,000   Dresser-Rand
                  Group, Inc.                      7.38        11/1/14             478,240
------------------------------------------------------------------------------------------
   HOMEFURNISHINGS -- 0.4%
        129,000   Sealy Mattress Co.               8.25        6/15/14             107,715
------------------------------------------------------------------------------------------

See Notes to Schedules of Investments.

10
--

--------------------------
TOUCHSTONE HIGH YIELD FUND
--------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

     Principal                                Interest       Maturity
      Amount                                    Rate           Date              Value
CORPORATE BONDS -- 97.7% - CONTINUED
   HOUSING -- 4.2%
$       315,000   Beazer Homes USA                 6.88        7/15/15        $    225,225
        460,000   K Hovnanian
                  Enterprises                      6.25        1/15/15             308,200
        400,000   M/I Homes, Inc.+                 6.88         4/1/12             342,000
        250,000   Meritage
                  Homes Corp.                      6.25        3/15/15             187,500
------------------------------------------------------------------------------------------
                                                                                 1,062,925
------------------------------------------------------------------------------------------
   INDUSTRIALS -- 1.9%
         48,000   Baldor Electric Co.              8.63        2/15/17              47,520
         12,000   General Cable Corp.              7.13         4/1/17              11,460
        492,000   Mueller Water
                  Products                         7.38         6/1/17             424,350
------------------------------------------------------------------------------------------
                                                                                   483,330
------------------------------------------------------------------------------------------
   MANUFACTURING -- 0.8%
        200,000   Trinity Industries, Inc.         6.50        3/15/14             194,000
------------------------------------------------------------------------------------------
   MEDIA - BROADCASTING & PUBLISHING -- 10.4%
        205,000   Clear Channel
                  Communications                   4.25        5/15/09             198,850
        447,000   CSC Holdings, Inc.               8.13        7/15/09             451,469
        213,000   Dex Media West                   9.88        8/15/13             185,310
        122,000   Dex Media, Inc.                  8.00       11/15/13              89,060
         60,000   Dex Media, Inc.*                 0.00       11/15/13              43,200
        252,000   Fisher
                  Communications, Inc.             8.63        9/15/14             254,519
        177,000   Idearc, Inc.                     8.00       11/15/16             114,608
        172,000   Lamar Media Corp.                7.25         1/1/13             163,400
        139,000   Lamar Media Corp.                6.63        8/15/15             122,320
        152,000   Quebecor Media                   7.75        3/15/16             138,700
         35,000   Quebecor
                  Media, 144A                      7.75        3/15/16              31,938
         60,000   R.H. Donnelley
                  Corp., 144A                      8.88       10/15/17              37,500
         48,000   Radio One, Inc.                  8.88         7/1/11              38,640
        263,000   Valassis
                  Communications                   8.25         3/1/15             216,318
        361,000   Videotron Ltee                   6.88        1/15/14             333,022
         48,000   Virgin Media
                  Finance PLC                      8.75        4/15/14              43,080
        240,000   Warner Music
                  Group Corp.                      7.38        4/15/14             184,800
------------------------------------------------------------------------------------------
                                                                                 2,646,734
------------------------------------------------------------------------------------------
   METALS -- 3.8%
        200,000   Newmont Mining                   8.63        5/15/11             228,430
        317,000   Novelis, Inc.                    7.25        2/15/15             280,545
         80,000   PNA Group, Inc.                 10.75         9/1/16              69,600
         35,000   Ryerson Inc., 144A              12.00        11/1/15              33,075
        147,000   Steel Dynamics, Inc.             6.75         4/1/15             144,060
        101,000   Steel Dynamics,
                  Inc., 144A                       7.38        11/1/12             102,010
        119,000   Tube City IMS Corp.              9.75         2/1/15             104,720
------------------------------------------------------------------------------------------
                                                                                   962,440
------------------------------------------------------------------------------------------
   OFFICE EQUIPMENT -- 2.3%
        524,000   Ikon Office Solutions            7.75        9/15/15             497,800
        101,000   Ikon Office Solutions
                  FRN, 144A                        9.93        6/20/08              95,950
------------------------------------------------------------------------------------------
                                                                                   593,750
------------------------------------------------------------------------------------------
   PAPER & PACKAGING -- 0.7%
        180,000   Owens-Brockway
                  Glass Containers                 6.75        12/1/14             179,100
------------------------------------------------------------------------------------------
   SEMICONDUCTORS -- 2.5%
        225,000   NXP BV/ NXP
                  Funding LLC                      7.88       10/15/14             205,875
        483,000   Sensata Technologies             8.00         5/1/14             425,040
------------------------------------------------------------------------------------------
                                                                                   630,915
------------------------------------------------------------------------------------------
   SERVICES -- 3.6%
        476,000   Aramark Services, Inc.           8.50         2/1/15             477,190
        287,000   Ashtead Capital,
                  Inc., 144A                       9.00        8/15/16             232,470
        154,000   United Rentals
                  NA, Inc.                         6.50        2/15/12             139,370
         96,000   United Rentals
                  NA, Inc.                         7.75       11/15/13              78,240
------------------------------------------------------------------------------------------
                                                                                   927,270
------------------------------------------------------------------------------------------
   TELECOMMUNICATIONS -- 6.7%
        247,000   American Tower
                  Corp., 144A                      7.00       10/15/17             247,000
        409,000   Cincinnati Bell, Inc.            8.38        1/15/14             383,438
        369,000   GCI, Inc.                        7.25        2/15/14             304,425
        536,000   Panamsat Corp.                   9.00        8/15/14             540,020
        238,000   Windstream Corp.                 8.63         8/1/16             233,835
------------------------------------------------------------------------------------------
                                                                                 1,708,718
------------------------------------------------------------------------------------------
   TRANSPORTATION -- 2.1%
        530,000   CHC Helicopter
                  Corp.                            7.38         5/1/14             528,013
------------------------------------------------------------------------------------------
   UTILITIES -- 10.8%
        120,000   AES Corp.                        8.00       10/15/17             121,500
        405,000   Dynegy Holdings, Inc.            7.75         6/1/19             378,675
         18,000   Edison Mission
                  Energy                           7.00        5/15/17              17,910
        200,000   Enterprise Products              8.38         8/1/66             194,672
        350,000   Intergen NV, 144A                9.00        6/30/17             365,750
        500,000   NRG Energy                       7.25         2/1/14             493,749
        320,000   Regency Energy
                  Partners                         8.38       12/15/13             326,400
         51,000   Reliant Energy, Inc.             7.63        6/15/14              51,000
        492,000   Sabine Pass Lng LP               7.25       11/30/13             474,780
        367,000   Teppco Partners LP               7.00         6/1/67             314,464
------------------------------------------------------------------------------------------
                                                                                 2,738,900
------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                                         $ 24,870,496
------------------------------------------------------------------------------------------

See Notes to Schedules of Investments.

                                                                              11
                                                                              --

                                                      --------------------------
                                                      TOUCHSTONE HIGH YIELD FUND
                                                      --------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

      Shares                                                                      Value
INVESTMENT FUNDS -- 3.0%
        717,220   BBH Securities Lending Fund **                              $    717,220
         37,481   Touchstone Institutional
                  Money Market Fund ^                                               37,481
------------------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                                        $    754,701
------------------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 100.7%
(COST $27,878,325)                                                            $ 25,625,197
LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.7%)                                   (185,738)
------------------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                          $ 25,439,459
------------------------------------------------------------------------------------------

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan, as of March 31, 2008, was $670,788.
*     Non-income producing security.
**    Represents collateral for securities loaned.
FRN  - Floating Rate Note
144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in a transaction exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities were valued at $2,860,512 or 11.24% of net assets.

See Notes to Schedules of Investments.

12
--

-------------------------------------
TOUCHSTONE LARGE CAP CORE EQUITY FUND
-------------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                      March 31, 2008 (Unaudited)

      Shares                                                                      Value
COMMON STOCKS -- 99.1%
   AUTOS AND TRANSPORTATION -- 3.5%
         10,751   Honda Motor Co., Ltd - ADR                                  $    309,736
          3,431   Union Pacific Corp.                                              430,179
------------------------------------------------------------------------------------------
                                                                                   739,915
------------------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY -- 9.1%
         12,550   Best Buy Co., Inc.                                               520,323
         10,025   Kimberly-Clark Corp.                                             647,113
          3,882   McDonald's Corp.                                                 216,499
         10,464   Target Corp.                                                     530,316
------------------------------------------------------------------------------------------
                                                                                 1,914,251
------------------------------------------------------------------------------------------
   CONSUMER STAPLES -- 6.2%
          5,855   Altria Group                                                     129,981
         13,901   Kraft Foods, Inc. - Class A                                      431,070
          6,066   PepsiCo, Inc.                                                    437,965
          5,855   Philip Morris International, Inc.*                               296,146
------------------------------------------------------------------------------------------
                                                                                 1,295,162
------------------------------------------------------------------------------------------
   ENERGY -- 14.2%
          8,777   BP PLC -  ADR                                                    532,325
          7,596   Chevron Corp.                                                    648,395
          8,432   ConocoPhillips                                                   642,603
          3,420   ENSCO International, Inc.                                        214,160
         13,732   Marathon Oil Corp.                                               626,179
          2,361   Transocean, Inc.*                                                319,207
------------------------------------------------------------------------------------------
                                                                                 2,982,869
------------------------------------------------------------------------------------------
   FINANCIAL SERVICES -- 13.7%
          8,394   AFLAC, Inc.                                                      545,191
          6,715   Allstate Corp.                                                   322,723
          9,524   American Express Co.                                             416,389
         13,795   Bank of America Corp.                                            522,969
          6,213   Lincoln National Corp.                                           323,076
         17,643   Wells Fargo & Co.                                                513,411
         10,331   Western Union Co.                                                219,740
------------------------------------------------------------------------------------------
                                                                                 2,863,499
------------------------------------------------------------------------------------------
   HEALTH CARE -- 12.8%
          8,195   Cardinal Health, Inc.                                            430,319
          5,233   CVS Caremark Corp.                                               211,989
          2,916   Laboratory Corp. of America Holdings*                            214,851
          6,208   McKesson Corp.                                                   325,113
          6,398   Novartis AG - ADR                                                327,770
         20,852   Pfizer, Inc.                                                     436,432
          9,532   UnitedHealth Group, Inc.                                         327,520
          9,501   Wellpoint, Inc.*                                                 419,279
------------------------------------------------------------------------------------------
                                                                                 2,693,273
------------------------------------------------------------------------------------------
   MATERIALS AND PROCESSING -- 1.5%
          3,804   Praxair, Inc.                                                    320,411
------------------------------------------------------------------------------------------
   PRODUCER DURABLES -- 15.9%
         32,243   Applied Materials, Inc.                                          629,061
          5,585   Caterpillar, Inc.                                                437,250
          4,220   Danaher Corp.                                                    320,847
          6,296   Emerson Electric Co.                                             323,992
         14,641   General Electric Co.                                             541,863
          8,865   Illinois Tool Works, Inc.                                        427,559
          9,284   United Technologies Corp.                                        638,924
------------------------------------------------------------------------------------------
                                                                                 3,319,496
------------------------------------------------------------------------------------------
   TECHNOLOGY -- 16.5%
          5,803   Amphenol Corp.                                                   216,162
         22,139   Cisco Systems, Inc.*                                             533,329
          9,193   Hewlett-Packard Co.                                              419,752
         20,283   Intel Corp.                                                      429,594
         22,666   Microsoft Corp.                                                  643,261
         22,158   Oracle Corp.*                                                    433,410
         13,421   QUALCOMM, Inc.                                                   550,261
          7,494   Texas Instruments, Inc.                                          211,855
------------------------------------------------------------------------------------------
                                                                                 3,437,624
------------------------------------------------------------------------------------------
   UTILITIES -- 5.7%
         14,228   AT&T, Inc.                                                       544,932
         15,749   Dominion Resources, Inc.                                         643,190
------------------------------------------------------------------------------------------
                                                                                 1,188,122
------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                           $ 20,754,622
------------------------------------------------------------------------------------------
INVESTMENT FUND -- 0.0%
          8,086   Touchstone Institutional
                  Money Market Fund ^                                         $      8,086
------------------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 99.1%
(COST $22,686,708)                                                            $ 20,762,708
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.9%                                      198,123
------------------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                          $ 20,960,831
------------------------------------------------------------------------------------------

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
ADR - American Depository Receipt.

See Notes to Schedules of Investments.

                                                                              13
                                                                              --

                                                  ------------------------------
                                                  TOUCHSTONE MID CAP GROWTH FUND
                                                  ------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                      March 31, 2008 (Unaudited)

      Shares                                                                      Value
COMMON STOCKS -- 97.5%
   AUTOS AND TRANSPORTATION -- 2.0%
          6,300   Kirby Corp.*                                                $    359,100
          8,300   WABCO Holdings, Inc.                                             378,646
------------------------------------------------------------------------------------------
                                                                                   737,746
------------------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY -- 14.8%
         12,685   Cheesecake Factory (The)*+                                       276,406
         19,200   Coldwater Creek, Inc.*+                                           96,960
         19,800   Corrections Corporation of America*                              544,896
         12,200   DeVry, Inc.+                                                     510,448
         10,300   Dick's Sporting Goods, Inc.*+                                    275,834
         14,015   Gap, Inc. (The)                                                  275,815
         10,600   Gaylord Entertainment Co.*                                       321,074
          7,635   International Flavors & Fragrances, Inc.                         336,322
         12,325   Macy's, Inc.                                                     284,215
         13,500   MSC Industrial Direct Co. - Class A                              570,375
         20,000   Newell Rubbermaid, Inc.                                          457,400
         10,434   Regis Corp.                                                      286,831
          5,000   Snap-On, Inc.                                                    254,250
          9,900   Starwood Hotels & Resorts Worldwide, Inc.                        512,325
         16,700   VistaPrint, Ltd.*+                                               583,664
------------------------------------------------------------------------------------------
                                                                                 5,586,815
------------------------------------------------------------------------------------------
   CONSUMER STAPLES -- 0.9%
         10,800   Whole Foods Market, Inc.+                                        356,076
------------------------------------------------------------------------------------------
   ENERGY -- 14.7%
          7,050   Cameron International Corp.*                                     293,562
         13,300   Chesapeake Energy+                                               613,795
         10,200   CONSOL Energy, Inc.                                              705,738
          8,600   Equitable Resources, Inc.                                        506,540
         10,500   Grant Prideco, Inc.*                                             516,810
          7,000   Hess Corp.+                                                      617,260
          4,701   Murphy Oil Corp.                                                 386,140
         14,000   Nabors Industries, Ltd.*                                         472,780
          7,200   Range Resources Corp.                                            456,840
         10,100   Smith International, Inc.                                        648,723
          4,780   Weatherford International, Ltd.*                                 346,407
------------------------------------------------------------------------------------------
                                                                                 5,564,595
------------------------------------------------------------------------------------------
   FINANCIAL SERVICES -- 11.2%
         22,200   Annaly Capital Management, Inc.                                  340,104
          2,700   Arch Capital Group, Ltd.*                                        185,409
          4,970   Assurant, Inc.                                                   302,474
         47,395   E*Trade Financial Corp.*+                                        182,945
         10,275   Federated Investors, Inc. - Class B                              402,369
         18,965   Hudson City Bancorp, Inc.                                        335,301
          2,700   Intercontinental  Exchange, Inc.*                                352,350
         23,400   Knight Capital Group, Inc.*                                      380,016
              1   Marshall & Ilsley Corp.                                               23
         11,500   Moody's Corp.+                                                   400,545
         16,136   New York Community Bancorp, Inc.                                 293,998
          3,600   Nymex Holdings, Inc.+                                            326,268
         23,906   People's United Financial, Inc.                                  413,813
          9,285   Willis Group Holdings, Ltd.                                      312,069
------------------------------------------------------------------------------------------
                                                                                 4,227,684
------------------------------------------------------------------------------------------
   HEALTH CARE -- 22.1%
          9,300   Barr Pharmaceuticals, Inc.*                                      449,283
          3,410   Beckman Coulter, Inc.                                            220,116
         22,000   Celgene*                                                       1,348,380
         12,900   DaVita, Inc.*                                                    616,104
         16,200   DENTSPLY International, Inc.                                     625,320
          8,805   Edwards Lifesciences Corp.*                                      392,263
         47,300   Elan Corp. PLC - ADR*+                                           986,678
         12,005   HEALTHSOUTH Corp.*+                                              213,569
          5,125   Hill-Rom Holdings, Inc.                                          244,975
          5,635   Hospira, Inc.*                                                   241,009
          6,800   IDEXX Laboratories, Inc.*                                        334,968
          5,900   Invitrogen Corp.*+                                               504,273
         10,500   ResMed, Inc.*+                                                   442,890
         11,400   Shire Pharmaceuticals Group PLC - ADR+                           660,744
          5,510   Thermo Fisher Scientific, Inc.*                                  313,188
         15,000   VCA Antech, Inc.*                                                410,250
         12,200   Vertex Pharmaceuticals, Inc.*+                                   291,458
------------------------------------------------------------------------------------------
                                                                                 8,295,468
------------------------------------------------------------------------------------------
   MATERIALS AND PROCESSING -- 4.7%
          9,500   Commercial Metals Co.                                            284,715
         15,200   Crown Holdings, Inc.*                                            382,432
          5,980   Cytec Industries, Inc.                                           322,023
         10,700   Hexcel Corp.*                                                    204,477
         10,500   Textron, Inc.                                                    581,910
------------------------------------------------------------------------------------------
                                                                                 1,775,557
------------------------------------------------------------------------------------------
   PRODUCER DURABLES -- 13.0%
          3,440   Alliant Techsystems*                                             356,143
         11,800   AMETEK, Inc.                                                     518,138
          6,695   Dover                                                            279,717
          9,100   Empresa Brasileira de Aeronautica S.A.                           359,541
         10,700   IDEX Corp.                                                       328,383
          7,400   ITT Industries, Inc.                                             383,394
          5,965   Joy Global, Inc.                                                 388,679
          3,710   KLA-Tencor Corp.                                                 137,641
          9,995   Lennar Corp. - Class A+                                          188,006
          5,100   Mettler-Toledo International, Inc.*                              495,312
          4,080   SPX Corp.                                                        427,992
          6,105   Teleflex, Inc.                                                   291,270
         11,060   Teradyne*                                                        137,365
          7,800   Thomas & Betts Corp.*                                            283,686
          5,700   Toll Brothers, Inc.*                                             133,836
         11,201   Verigy, Ltd.*                                                    211,027
------------------------------------------------------------------------------------------
                                                                                 4,920,130
------------------------------------------------------------------------------------------
   TECHNOLOGY -- 14.1%
         15,135   ADC Telecommunications, Inc.*                                    182,831
         11,990   Analog Devices, Inc.                                             353,945
         13,700   Autodesk, Inc.*                                                  431,276
         15,000   BMC Software, Inc.*                                              487,799
         13,100   Broadcom Corp. - Class A*                                        252,437
         33,500   Brocade Communications Systems, Inc.*+                           244,550
         14,300   Cognizant Technology Solutions Corp.*                            412,269
         51,085   LSI Logic*                                                       252,871
         24,300   Marvell Technology Group, Ltd.*                                  264,384
         17,605   Maxim Integrated Products, Inc.                                  358,966

See Notes to Schedules of Investments.

14
--

------------------------------
TOUCHSTONE MID CAP GROWTH FUND
------------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

      Shares                                                                      Value
COMMON STOCKS -- 97.5% - CONTINUED
   TECHNOLOGY -- 14.1% - continued
         15,400   Network Appliance, Inc.*                                    $    308,770
         60,600   ON Semiconductor Corp.*+                                         344,208
         15,600   Red Hat, Inc.*+                                                  286,884
         24,500   SAIC, Inc.*                                                      455,455
         13,207   Sun Microsystems, Inc.*                                          205,105
          5,110   Varian*                                                          295,971
          5,540   Zebra Technologies Corp.*                                        184,593
------------------------------------------------------------------------------------------
                                                                                 5,322,314
------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                           $ 36,786,385
------------------------------------------------------------------------------------------
INVESTMENT FUNDS -- 21.5%
      7,188,443   BBH Securities Lending Fund **                                 7,188,443
        934,270   Touchstone Institutional
                  Money Market Fund ^                                              934,270
------------------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                                        $  8,122,713
------------------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 119.0%
(COST $44,761,837)                                                            $ 44,909,098
LIABILITIES IN EXCESS OF OTHER ASSETS -- (19.0%)                                (7,177,344)
------------------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                          $ 37,731,754
------------------------------------------------------------------------------------------

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan, as of March 31, 2008, was $7,152,393.
**    Represents collateral for securities loaned.
ADR - American Depository Receipt.

See Notes to Schedules of Investments.

                                                                              15
                                                                              --

                                                    ----------------------------
                                                    TOUCHSTONE MONEY MARKET FUND
                                                    ----------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                      March 31, 2008 (Unaudited)

     Principal                                Interest       Maturity
      Amount                                    Rate           Date              Value
COMMERCIAL PAPER -- 3.0%
$     3,744,000   BNP Paribas                      2.88         4/1/08        $  3,744,000
------------------------------------------------------------------------------------------
CORPORATE BONDS -- 34.8%
        400,000   Bank of America
                  Corp.                            6.25         4/1/08             400,000
      1,466,000   Morgan Stanley                   3.63         4/1/08           1,466,000
      2,420,000   National City Corp.              3.20         4/1/08           2,420,000
        775,000   Wells Fargo Co.                  3.50         4/4/08             774,910
      1,000,000   Key Bank NA                      6.50        4/15/08           1,001,094
        250,000   Wachovia Corp.                   6.30        4/15/08             250,069
      1,500,000   Wells Fargo Co.                  6.25        4/15/08           1,501,741
      1,000,000   National City
                  Bank FRN                         4.00        4/18/08             999,888
      1,010,000   Merrill Lynch
                  & Co., Inc.                      3.70        4/21/08           1,009,045
      1,000,000   General Electric
                  Capital Corp.                    3.50         5/1/08             999,902
        685,000   Intl Lease Finance
                  Corp.                            4.50         5/1/08             685,121
        250,000   American Intl
                  Group                            2.88        5/15/08             249,578
      2,400,000   American Express                 3.00        5/16/08           2,397,755
      3,005,000   Credit Suisse FB
                  USA, Inc.                        6.50         6/1/08           3,011,150
        475,000   Suntrust Banks, Inc.             6.25         6/1/08             476,900
      1,000,000   American General
                  Finance                          2.75        6/15/08             997,262
        500,000   Morgan Stanley
                  Dean Witter                     10.00        6/15/08             504,940
      1,350,000   HSBC Finance Corp.               6.40        6/17/08           1,355,642
        195,000   Bank One Corp.                   2.63        6/30/08             193,889
        600,000   Fortis Bank NY FRN               2.65        6/30/08             599,231
        210,000   General Electric
                  Capital Corp.                    8.50        7/24/08             211,963
        150,000   Bank One Corp.                   6.00         8/1/08             150,299
        980,000   Wachovia Corp.                   6.25         8/4/08             982,815
      1,500,000   Regions Financial
                  Corp.                            4.50         8/8/08           1,500,825
        100,000   Bank of America
                  Corp.                            3.25        8/15/08              99,374
        450,000   JPMorgan
                  Chase & Co.                      6.75        8/15/08             455,565
        800,000   US Bank NA                       4.40        8/15/08             797,990
        205,000   Wachovia Bank NA                 4.38        8/15/08             204,506
        400,000   Wachovia Corp.                   3.50        8/15/08             399,494
        815,000   Caterpillar Financial
                  Services Corp.                   4.50         9/1/08             813,098
        265,000   Citicorp                         7.25         9/1/08             268,597
        300,000   Key Bank NA                      7.50        9/15/08             303,498
        100,000   McDonald's Corp.                 5.35        9/15/08             100,143
        320,000   Bank of Scotland
                  PLC, 144A                        3.75        9/30/08             317,944
        650,000   Alabama Power Co.                5.38        10/1/08             652,293
        775,000   JPMorgan
                  Chase & Co.                      5.75       10/15/08             778,067
        455,000   JPMorgan
                  Chase & Co.                      6.13       10/15/08             457,694
        455,000   Suntrust Banks, Inc.             4.00       10/15/08             452,624
        100,000   UBS Paine Webber
                  Group, Inc.                      7.63       10/15/08             101,380
        790,000   ASIF Global Finance
                  XXIII, 144A                      3.90       10/22/08             790,975
        525,000   Associates
                  Corp. NA                         6.25        11/1/08             529,213
        910,000   JPMorgan
                  Chase & Co.                      6.13        11/1/08             918,324
      1,650,000   National Rural
                  Utilities                        5.75        11/1/08           1,658,627
      1,700,000   Citicorp                         6.38       11/15/08           1,713,463
        500,000   HSBC Finance Corp.               6.50       11/15/08             504,306
        250,000   Bayerische
                  Landesbk NY                      5.88        12/1/08             254,530
      1,000,000   HSBC Finance Corp.               4.13       12/15/08             992,981
      1,500,000   Wachovia Corp.                   5.63       12/15/08           1,519,719
        608,000   Credit Suisse
                  USA, Inc.                        3.88        1/15/09             606,180
        319,000   JPMorgan
                  Chase & Co.                      6.25        1/15/09             322,897
      2,253,000   Morgan Stanley                   3.88        1/15/09           2,252,220
        500,000   Republic New
                  York Corp.                       9.70         2/1/09             516,731
      1,000,000   Centura Bank                     6.50        3/15/09           1,019,160
------------------------------------------------------------------------------------------
TOTAL CORPORATE BONDS                                                         $ 43,941,612
------------------------------------------------------------------------------------------
TAXABLE MUNICIPAL BONDS -- 5.4%
        500,000   MI Mun Bd Auth
                  Rev (PG-Group B)                 5.46         6/1/08             499,991
        445,000   Multnomah Co
                  OR LTGO                          7.10         6/1/08             447,415
        505,000   Munster IN UTGO
                   Temp Ln Wts
                  Series Two                       5.25        6/30/08             505,023
      1,000,000   Butler Co OH
                  LTGO BANS                        5.47         8/7/08           1,000,000
        750,000   Charlotte NC
                  COP Fac-B                        5.40        12/1/08             756,847
      1,470,000   New Bedford MA
                  LTGO BANS
                  Series B                         3.25        2/13/09           1,473,229
      2,200,000   Franklin Co OH
                  Spl Oblig (Stadium
                  Fac Proj) UTGO                   4.25        3/13/09           2,202,991
------------------------------------------------------------------------------------------
TOTAL TAXABLE MUNICIPAL BONDS                                                 $  6,885,496
------------------------------------------------------------------------------------------
VARIABLE RATE DEMAND NOTES* -- 53.8%
        320,000   Cabell Co WV
                  Univ Facs Rev Var
                  (Marshall Univ PJ-B)
                  (LOC: Regions Bank)              5.00         4/1/08             320,000
      5,274,650   Legacy Park LLC
                  (LOC: Fifth
                  Third Bank)                      3.93         4/1/08           5,274,650
      1,796,000   AK Indl Dev &
                  Expt Auth (LOC:
                  Wells Fargo Bank)                2.80         4/2/08           1,796,000

See Notes to Schedules of Investments.

16
--

----------------------------
TOUCHSTONE MONEY MARKET FUND
----------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

     Principal                                Interest       Maturity
      Amount                                    Rate           Date              Value
VARIABLE RATE DEMAND NOTES* -- 53.8% - continued
$       610,000   Butler Co OH Cap
                   Fdg Rev (CCAO
                  Low Cost) (LOC:
                  U.S. Bank NA)                    3.50         4/2/08        $    610,000
        235,000   FL HFC MFH
                  (Arlington) (LOC:
                  Bank of America)                 3.03         4/2/08             235,000
        385,000   Greenville SC Mem
                  Aud (Bi-Lo Ctr) (LOC:
                  Bank of America)                 3.03         4/2/08             385,000
      1,340,000   NJ Economic Dev
                  Auth Rev (Cascade
                  Corp.-Ser C) (LOC:
                  Bank of  America NA)             2.90         4/2/08           1,340,000
         95,000   St Johns Co FL
                  HFA (Ponce Harbor
                  Apts) (LOC: FNMA)                3.03         4/2/08              95,000
        150,000   Volusia Co FL HFA
                  MFH (Sunrise Pointe)
                  (LOC: Bank
                  of America)                      3.03         4/2/08             150,000
        825,000   Agra Enterprises
                  LLC (LOC: U.S.
                  Bank NA)                         3.90         4/3/08             825,000
        330,000   Albany NY Indl
                  Dev Agy Civic Fac
                  Rev (CHF Holland
                  Proj-B) (LOC: TD
                  Banknorth NA)                    3.25         4/3/08             330,000
        240,000   Albany NY Indl Dev
                  Agy Civic Fac Rev
                  (CHF Holland Ser B)
                  (LOC:  TD
                  Banknorth NA)                    3.50         4/3/08             240,000
        140,000   Albany NY Indl Dev
                  Agy Civic Fac Rev
                  RB (Albany College-B)
                  (LOC:  TD
                  Banknorth NA)                    3.50         4/3/08             140,000
        230,000   American
                  Watchmakers (LOC:
                  Fifth Third Bank)                3.12         4/3/08             230,000
        500,000   Assk Properties LC
                  (LOC: Wells
                  Fargo Bank)                      2.87         4/3/08             500,000
         85,000   Aurora IL IDA Rev
                  Ser B (LOC: National
                  City Bank)                       3.85         4/3/08              85,000
        655,000   Bee-Holdings Inc
                  (LOC: National
                  City Bank)                       3.75         4/3/08             655,000
        420,000   Berks Co PA IDA
                  Student Hsg Rev
                  (CHF Kutztown - B)
                  (LOC: Citibank NA)               3.25         4/3/08             420,000
      3,410,000   Columbia Co NY
                  Indl Dev Agy Civic
                  Fac Rev (Columbia
                  Mem Hosp-B)
                  (LOC:  Keybank NA)               3.18         4/3/08           3,410,000
        620,000   Corp Finance
                  Managers (LOC:
                  Wells Fargo Bank)                2.77         4/3/08             620,000
        336,000   CWB Investments
                  LLC (LOC: Fifth
                  Third Bank)                      3.07         4/3/08             336,000
      1,455,000   Findlay Medical -
                  Dental (LOC: Fifth
                  Third Bank)                      3.90         4/3/08           1,455,000
        337,000   Fitch Denney
                  Funeral Home Inc
                  (LOC: Federal Home
                  Loan Bank)                       3.07         4/3/08             337,000
        210,000   FL HFC MFH
                  (Avalon Reserve)
                  (LOC: FNMA)                      3.25         4/3/08             210,000
      2,200,000   French Lick IN
                  Economic Dev Rev
                  (Town Green
                  Place-A) (LOC:
                  National City Bank)              3.80         4/3/08           2,200,000
        625,000   IL Fin Auth
                  (Community Action Ser B) RB (LOC:
                  Harris NA)                       3.10         4/3/08             625,000
        280,000   IL Fin Auth
                  (Sunshine Thru
                  Golf)  (LOC:
                  LaSalle Bank)                    2.80         4/3/08             280,000
        238,000   Jackson Foods
                  Stores Inc (LOC:
                  Key Bank NA)                     3.50         4/3/08             238,000
        900,000   JL Capital One
                  LLC (LOC: Wells
                  Fargo Bank)                      2.87         4/3/08             900,000
        858,000   Johnson Bible
                  College (LOC:
                  Amsouth Bank)                    3.68         4/3/08             858,000
        425,000   Keltec Inc (LOC:
                  National City Bank)              3.85         4/3/08             425,000
        700,000   Kenwood Lincoln
                  Mercury (LOC:
                  National City Bank)              3.70         4/3/08             700,000
        145,000   LA Local Govt
                  Environment CDA
                  (Northwestern
                  St Univ) (LOC:
                  Regions Bank)                    2.80         4/3/08             145,000
        145,000   LA Local Govt
                  Environment Facs
                  CDA Rev
                  (Northwestern
                  St Univ-B) (LOC:
                  Regions Bank)                    2.80         4/3/08             145,000

See Notes to Schedules of Investments.

                                                                              17
                                                                              --

                                                    ----------------------------
                                                    TOUCHSTONE MONEY MARKET FUND
                                                    ----------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

     Principal                                Interest       Maturity
      Amount                                    Rate           Date              Value
VARIABLE RATE DEMAND NOTES* -- 53.8% - continued
$       685,000   Lake Oswego OR
                  Redev Agy Tax
                  Increment Rev
                  Ser B (LOC: Wells
                  Fargo Bank)                      2.77         4/3/08        $    685,000
      2,000,000   Lavonia O Frick
                  Family Trust (LOC:
                  Federal Home
                  Loan Bank)                       2.78         4/3/08           2,000,000
      1,000,000   M&P Richfield
                  LLC (LOC: National
                  City Bank)                       3.70         4/3/08           1,000,000
      1,960,000   Miarko Inc (LOC:
                  PNC Bank NA)                     3.00         4/3/08           1,960,000
        990,000   Mill St Village LLC
                  (LOC: Federal
                  Home Loan Bank)                  3.12         4/3/08             990,000
      1,675,000   Mountain Agency
                  Inc (LOC: U.S.
                  Bank NA)                         3.07         4/3/08           1,675,000
      1,035,000   Mountain State
                  Univ Inc WV Rev
                  (LOC: Fifth
                  Third Bank)                      3.07         4/3/08           1,035,000
      1,000,000   New Britain CT
                  UTGO (SPA: Bank
                  of Nova Scotia)                  4.68         4/3/08           1,000,000
      3,800,000   New Britian CT
                  Pension UTGO
                  (SPA: Bank of
                  Nova Scotia)                     4.68         4/3/08           3,800,000
        190,000   Oak Crest Homes
                  Inc (LOC: National
                  City Bank)                       3.70         4/3/08             190,000
        895,000   P&P Investment
                  Co. Inc (LOC: National
                  City Bank)                       3.82         4/3/08             895,000
        100,000   Parkway Business
                  Plaza II Ltd Partnership
                  OH (LOC: National
                  City Bank)                       3.85         4/3/08             100,000
        250,000   Pine Tree Country
                  Club (LOC:
                  Regions Bank)                    2.93         4/3/08             250,000
        365,000   Red Diamond Inc
                  (LOC: Regions Bank)              2.93         4/3/08             365,000
      1,260,882   Rev Bd Ctf Ser
                  2004-06 (Hunters
                  Glen) (SPA: AIG)                 3.08         4/3/08           1,260,882
        700,000   Rev Bd Ctf Ser
                  2004-12 (Timber
                  Lake) (SPA: AIG)                 3.08         4/3/08             700,000
        614,000   Rev Bd Ctf Ser
                  2004-15 (Centennial)
                  (SPA: AIG)                       2.93         4/3/08             614,000
      2,160,000   Rev Bd Ctf Ser
                  2006-05 (Wildwood)
                  (SPA: AIG)                       3.08         4/3/08           2,160,000
      2,000,000   Rev Bd Ctfs Ser
                  2004-2 Class B
                  (SPA: AIG)                       2.93         4/3/08           2,000,000
      3,435,000   Rise Inc (LOC: Wells
                  Fargo Bank)                      2.87         4/3/08           3,435,000
      3,000,000   Security Self-Storage
                  (LOC: Fifth
                  Third Bank)                      3.85         4/3/08           3,000,000
      2,235,000   Springfield MO
                  Redev Auth Rev
                  (Univ Plaza Hotel)
                  (LOC: Bank
                  of America)                      2.87         4/3/08           2,235,000
        100,000   St. Ann's Medical
                  Office (LOC: National
                  City Bank)                       3.80         4/3/08             100,000
        135,000   Suffolk Co NY IDA
                  (Hampton Day
                  School) (LOC:
                   JPMorgan
                  Chase Bank)                      2.80         4/3/08             135,000
      1,705,000   Taylor Steel Inc
                  (LOC: Key
                  Bank NA)                         3.50         4/3/08           1,705,000
        480,000   Vista Funding
                  Ser 01-B
                  (LOC: U.S. Bank NA)              3.50         4/3/08             480,000
        775,000   VP Pack LLC (LOC:
                  Federal Home
                  Loan Bank)                       2.83         4/3/08             775,000
      1,614,000   Wai Enterprises
                  LLC Ser 2004 (LOC:
                  Federal Home
                  Loan Bank)                       3.50         4/3/08           1,614,000
        245,000   Watervliet NY Hsg
                  Auth (Beltrone SR-B)
                  (LOC: Citizens Bank)             3.25         4/3/08             245,000
        265,000   Westmoreland Co
                  PA IDA (Greensburg
                  Thermal) Ser B
                  (LOC: PNC
                  Bank NA)                         2.78         4/3/08             265,000
        490,000   Wilmington Iron
                  & Metal Co. (LOC:
                  JPMorgan
                  Chase Bank)                      3.50         4/3/08             490,000
        970,000   Woodland Land
                  Co. (LOC: National
                  City Bank)                       3.85         4/3/08             970,000
        975,000   Community
                  Christian School
                  Inc (LOC:
                  Southtrust Bank)                 4.04         4/4/08             975,000

See Notes to Schedules of Investments.

18
--

----------------------------
TOUCHSTONE MONEY MARKET FUND
----------------------------

--------------------------------------------------------------------------------
Schedule of Investments continued

     Principal                                Interest       Maturity
      Amount                                    Rate           Date              Value
VARIABLE RATE DEMAND NOTES* -- 53.8% - continued
$       515,000   Diaz-Upton LLC
                  (LOC: State
                  Street Bank)                     4.04         4/4/08        $    515,000
      2,000,000   CA St Enterprise
                  Dev Auth IDR
                  (Tri-Tool Inc - B)
                  (LOC: Comerica
                  Bank)                            2.78         4/7/08           2,000,000
------------------------------------------------------------------------------------------
TOTAL VARIABLE RATE DEMAND NOTES*                                             $ 68,133,532
------------------------------------------------------------------------------------------
CERTIFICATE OF DEPOSIT/TIME DEPOSIT -- 2.4%
      3,000,000   Deutsche Bank NY                 2.40         4/1/08        $  3,000,000
------------------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 99.4%
(COST $125,704,640)                                                           $125,704,640
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.6%                                      725,805
------------------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                          $126,430,445
------------------------------------------------------------------------------------------

*     Maturity date represents the next reset date.
BANS - Bond Anticipation Notes
CDA  - Community Development Authority
COP  - Certificate of Participation
FNMA - Federal National Mortgage Association
FRN  - Floating Rate Note
HFA  - Housing Finance Authority
HFC  - Housing Finance Corporation
IDA  - Industrial Development Authority
IDR  - Industrial Development Revenue
LOC  - Line of Credit
LTGO - Limited Tax General Obligation
MFH  - Multi-Family Housing
RB   - Revenue Bond
SPA  - Stand-by Purchase Agreement
UTGO - Unlimited Tax General Obligation
144A - This is a restricted security that was sold in a transaction exempt from Rule 144A of the Securities Act of 1933. This security may be sold in a transaction exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities were valued at $1,108,919 or 0.88% of net assets.

See Notes to Schedules of Investments.

                                                                              19
                                                                              --

                                              ----------------------------------
                                              TOUCHSTONE THIRD AVENUE VALUE FUND
                                              ----------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                      March 31, 2008 (Unaudited)

      Shares                                                                      Value
Common Stocks -- 72.2%
   AUTOS AND TRANSPORTATION -- 3.8%
        100,400   Superior Industries International, Inc.+                    $  2,083,300
         35,000   Tidewater, Inc.                                                1,928,850
------------------------------------------------------------------------------------------
                                                                                 4,012,150
------------------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY -- 4.3%
         60,800   Cross Country Healthcare, Inc.*                                  752,096
         31,323   Handleman Company*                                                 7,518
         44,650   JAKKS Pacific, Inc.*                                           1,231,000
         31,200   Journal Communications, Inc.                                     230,256
        117,484   LeapFrog Enterprises, Inc.*+                                     828,261
          4,375   Liberty Media Corp. - Capital, Class A*                           68,863
         17,500   Liberty Media Corp. - Entertainment, Class A*                    396,200
         36,875   Liberty Media Corp. - Interactive, Class A*                      595,163
         32,000   Russ Berrie and Company, Inc.*                                   449,920
------------------------------------------------------------------------------------------
                                                                                 4,559,277
------------------------------------------------------------------------------------------
   ENERGY -- 11.4%
        164,093   Bronco Drilling Company, Inc.*                                 2,643,538
         65,648   Cimarex Energy Company                                         3,593,572
        235,774   Pioneer Drilling Company*                                      3,755,880
         23,800   St. Mary Land & Exploration Company                              916,300
         17,200   Whiting Petroleum Corp.*                                       1,111,980
------------------------------------------------------------------------------------------
                                                                                12,021,270
------------------------------------------------------------------------------------------
   FINANCIAL SERVICES -- 23.7%
         26,800   Alliance Data Systems Corp.*                                   1,273,268
         15,000   Ambac Financial Group, Inc.+                                      86,250
         79,258   Bank of New York Mellon Corp.                                  3,307,436
        131,737   Brookfield Asset Management, Inc. - Class A                    3,534,504
         79,700   Brookline Bancorp, Inc.                                          914,956
          9,500   Capital Southwest Corp.                                        1,175,340
         53,800   CIT Group, Inc.                                                  637,530
         14,000   Fair Isaac Corp.                                                 301,280
         28,250   Legg Mason, Inc.                                               1,581,435
        118,529   MBIA, Inc.+                                                    1,448,424
         98,525   Millea Holdings, Inc. - ADR                                    3,633,601
        145,460   NewAlliance Bancshares, Inc.                                   1,783,340
        103,950   Origen Financial, Inc.                                           124,740
         61,800   Phoenix Companies, Inc. (The)*                                   754,578
         40,420   ProLogis                                                       2,379,121
         33,000   Radian Group, Inc.+                                              216,810
         48,725   Westwood Holdings Group, Inc.                                  1,836,933
------------------------------------------------------------------------------------------
                                                                                24,989,546
------------------------------------------------------------------------------------------
   HEALTH CARE -- 1.8%
         88,000   Pfizer, Inc.                                                   1,841,840
------------------------------------------------------------------------------------------
   MATERIALS AND PROCESSING -- 12.9%
         84,000   Forest City Enterprises, Inc. - Class A                        3,091,200
         74,474   Louisiana-Pacific Corp.                                          683,671
        125,187   P.H. Glatfelter Company                                        1,891,576
         36,300   POSCO - ADR*                                                   4,318,973
         36,600   St. Joe Company (The)*+                                        1,571,238
         36,568   USG Corp.*+                                                    1,346,434
         50,780   Westlake Chemical Corp.+                                         662,679
------------------------------------------------------------------------------------------
                                                                                13,565,771
------------------------------------------------------------------------------------------
   PRODUCER DURABLES -- 5.1%
         51,300   Alamo Group, Inc.                                              1,091,151
         30,000   Applied Materials, Inc.                                          585,300
         76,000   Electro Scientific Industries, Inc.*                           1,252,480
         30,600   Lexmark International, Inc. - Class A*                           940,032
         18,210   MDC Holdings, Inc.+                                              797,416
         24,700   Skyline Corp.                                                    687,154
------------------------------------------------------------------------------------------
                                                                                 5,353,533
------------------------------------------------------------------------------------------
   TECHNOLOGY -- 9.1%
        169,000   AVX Corp.                                                      2,164,890
         24,600   Bel Fuse, Inc. - Class B                                         685,356
         62,600   Electronics For Imaging, Inc.*                                   933,992
         75,000   Intel Corp.                                                    1,588,500
         31,100   Sybase, Inc.*                                                    817,930
        362,808   Sycamore Networks, Inc.*                                       1,327,877
         30,700   Synopsys, Inc.*                                                  697,197
        243,000   Tellabs, Inc.*                                                 1,324,350
------------------------------------------------------------------------------------------
                                                                                 9,540,092
------------------------------------------------------------------------------------------
   UTILITIES -- 0.1%
          5,269   Brookfield Infrastructure Partners, LP                            89,310
------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                           $ 75,972,789
------------------------------------------------------------------------------------------
Foreign Stocks -- 18.8%
   AUTOS AND TRANSPORTATION -- 3.7%
        110,000   Toyota Industries Corp.                                        3,906,501
------------------------------------------------------------------------------------------
   ENERGY -- 4.6%
         54,400   EnCana Corp.                                                   4,120,800
         20,000   Nabors Industries, Ltd.*                                         675,400
------------------------------------------------------------------------------------------
                                                                                 4,796,200
------------------------------------------------------------------------------------------
   FINANCIAL SERVICES -- 4.9%
         20,000   Arch Capital Group Ltd.*                                       1,373,400
        172,500   Investor AB - Class A*                                         3,773,728
------------------------------------------------------------------------------------------
                                                                                 5,147,128
------------------------------------------------------------------------------------------
   HEALTH CARE -- 0.6%
         23,000   Daiichi Sankyo Company, Ltd.+                                    679,524
------------------------------------------------------------------------------------------
   MATERIALS AND PROCESSING -- 2.1%
         50,000   Mitsui Fudosan Co., Ltd.                                         992,677
        100,000   TimberWest Forest Corp.                                        1,237,274
------------------------------------------------------------------------------------------
                                                                                 2,229,951
------------------------------------------------------------------------------------------
   PRODUCER DURABLES -- 2.9%
        320,000   Hutchison Whampoa, Ltd.                                        3,028,216
------------------------------------------------------------------------------------------
TOTAL FOREIGN STOCKS                                                          $ 19,787,520
------------------------------------------------------------------------------------------
INVESTMENT FUNDS -- 17.0%
      8,487,279   BBH Securities Lending Fund **                                 8,487,279
      9,359,263   Touchstone Institutional
                  Money Market Fund^                                             9,359,263
------------------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                                        $ 17,846,542
------------------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 108.0%
(COST $95,190,660)                                                            $113,606,851
LIABILITIES IN EXCESS OF OTHER ASSETS -- (8.0%)                                 (8,413,865)
------------------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                          $105,192,986
------------------------------------------------------------------------------------------

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan, as of March 31, 2008, was $8,408,916.
**    Represents collateral for securities loaned.
ADR - American Depository Receipt.

See Notes to Schedules of Investments.

20
--

--------------------------
TOUCHSTONE VALUE PLUS FUND
--------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                      March 31, 2008 (Unaudited)

      Shares                                                                      Value
Common Stocks -- 98.0%
   AUTOS AND TRANSPORTATION -- 3.0%
          6,323   Norfolk Southern Corp.                                      $    343,465
------------------------------------------------------------------------------------------
   CONSUMER DISCRETIONARY -- 13.1%
          4,951   CBRL Group, Inc.                                                 177,097
          4,587   Cintas Corp.                                                     130,913
          4,735   eBay, Inc.*                                                      141,292
          7,310   Lowe's Companies, Inc.                                           167,691
          1,728   Sears Holdings Corp.*+                                           176,412
          4,539   Sony Corp. - ADR+                                                181,878
         14,670   Time Warner Cable, Inc. - Class A*                               366,457
          3,582   UniFirst Corp.                                                   132,856
          2,258   Wolseley PLC - ADR                                                23,709
------------------------------------------------------------------------------------------
                                                                                 1,498,305
------------------------------------------------------------------------------------------
   CONSUMER STAPLES -- 7.3%
         11,499   Cadbury Schweppes PLC - ADR                                      508,485
         10,562   Kraft Foods, Inc. - Class A                                      327,528
------------------------------------------------------------------------------------------
                                                                                   836,013
------------------------------------------------------------------------------------------
   ENERGY -- 11.0%
          7,249   Eni S.p.A. - ADR                                                 493,729
         12,658   Repsol YPF, S.A. - ADR                                           435,562
          7,307   Swift Energy Co.*                                                328,742
------------------------------------------------------------------------------------------
                                                                                 1,258,033
------------------------------------------------------------------------------------------
   FINANCIAL SERVICES -- 16.1%
          5,170   American International Group, Inc.                               223,603
          9,714   Bank of America Corp.                                            368,258
         12,229   Fortis - ADR                                                     308,171
         22,687   Host Hotels & Resorts, Inc.                                      361,177
          8,725   JPMorgan Chase & Co.                                             374,739
         20,582   National City Corp.+                                             204,791
------------------------------------------------------------------------------------------
                                                                                 1,840,739
------------------------------------------------------------------------------------------
   HEALTH CARE -- 11.0%
          7,844   Amgen, Inc.*                                                     327,722
          8,785   Novartis AG - ADR                                                450,055
          7,370   Sanofli-Aventis - ADR                                            276,670
         13,736   Schering-Plough Corp.                                            197,936
------------------------------------------------------------------------------------------
                                                                                 1,252,383
------------------------------------------------------------------------------------------
   MATERIALS AND PROCESSING -- 5.7%
         13,621   Amcor Ltd. - ADR                                                 355,610
         20,074   Ferro Corp.                                                      298,300
------------------------------------------------------------------------------------------
                                                                                   653,910
------------------------------------------------------------------------------------------
   OTHER -- 4.6%
          2,077   iShares Dow Jones U.S. Financial
                  Sector Index Fund+                                               169,587
          7,066   iShares S&P GSTI Technology                                      359,165
------------------------------------------------------------------------------------------
                                                                                   528,752
------------------------------------------------------------------------------------------
   PRODUCER DURABLES -- 9.0%
          8,355   General Electric Co.                                             309,219
         11,226   Lexmark International, Inc.*                                     344,863
         19,447   Plantronics, Inc.                                                375,521
------------------------------------------------------------------------------------------
                                                                                 1,029,603
------------------------------------------------------------------------------------------
   TECHNOLOGY -- 7.4%
          7,435   Cisco Systems, Inc.*                                             179,109
          7,730   Dell, Inc.*                                                      153,982
         10,306   Intel Corp.                                                      218,281
         31,881   Motorola, Inc.+                                                  296,493
------------------------------------------------------------------------------------------
                                                                                   847,865
------------------------------------------------------------------------------------------
   UTILITIES -- 9.8%
          7,637   Deutsche Telekom AG - ADR                                        126,621
          5,578   E. ON AG - ADR                                                   347,896
          4,260   France Telecom SA                                                143,051
          6,192   TELUS Corp.                                                      259,135
          6,646   Verizon Communications, Inc.                                     242,247
------------------------------------------------------------------------------------------
                                                                                 1,118,950
------------------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                           $ 11,208,018
------------------------------------------------------------------------------------------
INVESTMENT FUNDS -- 9.7%
        891,747   BBH Securities Lending Fund **                                   891,747
        211,795   Touchstone Institutional
                  Money Market Fund^                                               211,795
------------------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                                        $  1,103,542
------------------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 107.7%
(COST $13,167,805)                                                            $ 12,311,560
LIABILITIES IN EXCESS OF OTHER ASSETS -- (7.7%)                                   (879,751)
------------------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                          $ 11,431,809
------------------------------------------------------------------------------------------

*     Non-income producing security.
^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan, as of March 31, 2008, was $869,723.
**    Represents collateral for securities loaned.
ADR - American Depository Receipt.

See Notes to Schedules of Investments.

                                                                              21
                                                                              --

                                                  ------------------------------
                                                  TOUCHSTONE AGGRESSIVE ETF FUND
                                                  ------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                      March 31, 2008 (Unaudited)

      Shares                                                                      Value
EXCHANGE TRADED FUNDS -- 99.1%
         38,000   iShares Lehman Aggregate Bond Fund                          $  3,901,840
         40,810   iShares MSCI EAFE Index Fund+                                  2,934,239
          8,120   iShares S&P 500 Index Fund                                     1,072,490
         53,640   iShares S&P 500/BARRA
                  Growth Index Fund                                              3,368,056
         67,040   iShares S&P 500/BARRA
                  Value Index Fund                                               4,643,190
         11,600   iShares S&P MidCap 400/
                  BARRA Growth Index Fund                                          945,516
         11,670   iShares S&P MidCap 400/
                  BARRA Value Index Fund                                           852,260
          1,410   iShares S&P SmallCap 600/
                  BARRA Growth Index Fund                                          174,332
          7,640   iShares S&P SmallCap 600/
                  BARRA Value Index Fund                                           499,885
------------------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                                   $ 18,391,808
------------------------------------------------------------------------------------------
INVESTMENT FUNDS -- 17.2%
      2,949,997   BBH Securities Lending Fund **                                 2,949,997
        244,665   Touchstone Institutional
                  Money Market Fund^                                               244,665
------------------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                                        $  3,194,662
------------------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 116.3%
(COST $21,993,688)                                                            $ 21,586,470
LIABILITIES IN EXCESS OF OTHER ASSETS -- (16.3%)                                (3,028,825)
------------------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                          $ 18,557,645
------------------------------------------------------------------------------------------

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan, as of March 31, 2008, was $2,895,629.
**    Represents collateral for securities loaned.

See Notes to Schedules of Investments.

22
--

--------------------------------
TOUCHSTONE CONSERVATIVE ETF FUND
--------------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                      March 31, 2008 (Unaudited)

      Shares                                                                      Value
EXCHANGE TRADED FUNDS -- 99.1%
         24,340   iShares Lehman 1-3 Year
                  Treasury Bond Fund+                                         $  2,050,402
        132,040   iShares Lehman Aggregate Bond Fund                            13,557,867
         25,190   iShares MSCI EAFE Index Fund+                                  1,811,161
          3,300   iShares S&P 500 Index Fund                                       435,864
         32,830   iShares S&P 500/BARRA
                  Growth Index Fund                                              2,061,396
         39,870   iShares S&P 500/BARRA
                   Value Index Fund                                              2,761,396
          5,680   iShares S&P MidCap 400/
                  BARRA Growth Index Fund                                          462,977
          5,810   iShares S&P MidCap 400/
                  BARRA Value Index Fund                                           424,304
          1,770   iShares S&P SmallCap 600/
                  BARRA Growth Index Fund                                          218,843
          3,200   iShares S&P SmallCap 600/
                  BARRA Value Index Fund                                           209,376
------------------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                                   $ 23,993,586
------------------------------------------------------------------------------------------
INVESTMENT FUNDS -- 16.9%
      3,810,379   BBH Securities Lending Fund **                                 3,810,379
        274,399   Touchstone Institutional
                  Money Market Fund^                                               274,399
------------------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                                        $  4,084,778
------------------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 116.0%
(COST $27,962,148)                                                            $ 28,078,364
LIABILITIES IN EXCESS OF OTHER ASSETS -- (16.0%)                                (3,864,687)
------------------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                          $ 24,213,677
------------------------------------------------------------------------------------------

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan, as of March 31, 2008, was $3,736,110.
**    Represents collateral for securities loaned.

See Notes to Schedules of Investments.

                                                                              23
                                                                              --

                                                    ----------------------------
                                                    TOUCHSTONE ENHANCED ETF FUND
                                                    ----------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                      March 31, 2008 (Unaudited)

      Shares                                                                      Value
EXCHANGE TRADED FUNDS -- 99.2%
         81,200   iShares Lehman Aggregate Bond Fund                          $  8,337,616
        112,020   iShares MSCI EAFE Index Fund+                                  8,054,238
        125,880   iShares S&P 500/BARRA
                  Growth Index Fund                                              7,904,005
         15,660   iShares S&P 500/BARRA
                  Value Index Fund                                               1,084,612
        100,590   iShares S&P MidCap 400/
                  BARRA Growth Index Fund                                        8,199,091
         15,660   iShares S&P MidCap 400/
                  BARRA Value Index Fund                                         1,143,650
          9,070   iShares S&P SmallCap 600/
                  BARRA Growth Index Fund                                        1,121,415
         18,000   iShares S&P SmallCap 600/
                  BARRA Value Index Fund                                         1,177,740
------------------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                                   $ 37,022,367
------------------------------------------------------------------------------------------
INVESTMENT FUNDS -- 22.8%
      8,105,332   BBH Securities Lending Fund **                                 8,105,332
        425,694   Touchstone Institutional
                  Money Market Fund^                                               425,694
------------------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                                        $  8,531,026
------------------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 122.0%
(COST $46,950,364)                                                            $ 45,553,393
LIABILITIES IN EXCESS OF OTHER ASSETS -- (22.0%)                                (8,199,896)
------------------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                          $ 37,353,497
------------------------------------------------------------------------------------------

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan, as of March 31, 2008, was $7,955,951.
**    Represents collateral for securities loaned.

See Notes to Schedules of Investments.

24
--

----------------------------
TOUCHSTONE MODERATE ETF FUND
----------------------------

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                      March 31, 2008 (Unaudited)

      Shares                                                                      Value
EXCHANGE TRADED FUNDS -- 99.1%
        192,810   iShares Lehman Aggregate Bond Fund                          $ 19,797,730
         74,800   iShares MSCI EAFE Index Fund+                                  5,378,120
         13,270   iShares S&P 500 Index Fund                                     1,752,702
        101,590   iShares S&P 500/BARRA
                  Growth Index Fund                                              6,378,836
        128,750   iShares S&P 500/BARRA
                  Value Index Fund+                                              8,917,225
         16,970   iShares S&P MidCap 400/
                  BARRA Growth Index Fund                                        1,383,225
         23,190   iShares S&P MidCap 400/
                  BARRA Value Index Fund+                                        1,693,566
          3,570   iShares S&P SmallCap 600/
                  BARRA Growth Index Fund                                          441,395
         12,670   iShares S&P SmallCap 600/
                  BARRA Value Index Fund                                           828,998
------------------------------------------------------------------------------------------
TOTAL EXCHANGE TRADED FUNDS                                                   $ 46,571,797
------------------------------------------------------------------------------------------
INVESTMENT FUNDS -- 17.3%
      7,522,767   BBH Securities Lending Fund **                                 7,522,767
        598,686   Touchstone Institutional
                  Money Market Fund^                                               598,686
------------------------------------------------------------------------------------------
TOTAL INVESTMENT FUNDS                                                        $  8,121,453
------------------------------------------------------------------------------------------
TOTAL INVESTMENT SECURITIES -- 116.4%
(COST $55,240,024)                                                            $ 54,693,250
LIABILITIES IN EXCESS OF OTHER ASSETS -- (16.4%)                                (7,705,472)
------------------------------------------------------------------------------------------
NET ASSETS -- 100.0%                                                          $ 46,987,778
------------------------------------------------------------------------------------------

^     Affiliated Fund, sub-advised by Fort Washington Investment Advisors, Inc.
+ All or a portion of the security is on loan. The total value of securities on loan, as of March 31, 2008, was $7,372,212.
**    Represents collateral for securities loaned.

See Notes to Schedules of Investments.

                                                                              25
                                                                              --

                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

NOTES TO SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------
March 31, 2008 (Unaudited)

INVESTMENT VALUATION. Securities for which market quotations are readily available are valued at the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price on such exchanges, or at the quoted bid price in the over-the-counter market. Securities which are quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there are no sales on that day, the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Debt securities are valued by a pricing service that determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Securities or other assets for which market quotations are not readily available are valued at fair value in good faith under consistently applied procedures in accordance with procedures approved by the Board of Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. Money market instruments and other debt securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market. Under the amortized cost valuation method, the discount or premium is amortized on a constant basis to the maturity of the security.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement on Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years. The changes to current generally accepted accounting principles (GAAP) from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds investments. These inputs are summarized in the three broad levels listed below:

      o     Level 1 - quoted prices in active markets for identical securities

      o Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

      o Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

26
--

--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Notes to Schedules of Investments continued

The following is a summary of the inputs used to value the Funds net assets as of March 31, 2008:

                                                      Level 2 -            Level 3 -
                                    Level 1 -     Other Significant       Significant
Investments in Securities:        Quoted Prices   Observable Inputs   Unobservable Inputs
-----------------------------------------------------------------------------------------
Balanced Fund                     $ 17,048,653       $  8,479,085         $         --
-----------------------------------------------------------------------------------------
Baron Small Cap Fund                22,246,505                 --                   --
-----------------------------------------------------------------------------------------
Core Bond Fund                       4,423,275         37,701,590                   --
-----------------------------------------------------------------------------------------
Eagle Capital Appreciation Fund     29,138,493                 --                   --
-----------------------------------------------------------------------------------------
Growth & Income Fund                21,701,071                 --                   --
-----------------------------------------------------------------------------------------
HighYield Fund                          37,481         24,870,496                   --
-----------------------------------------------------------------------------------------
Large Cap Core Equity Fund          20,762,708                 --                   --
-----------------------------------------------------------------------------------------
Mid Cap Growth Fund                 37,720,655                 --                   --
-----------------------------------------------------------------------------------------
Money Market Fund                          523        125,704,640                   --
-----------------------------------------------------------------------------------------
Third Avenue Value Fund            105,119,572                 --                   --
-----------------------------------------------------------------------------------------
Value Plus Fund                     11,419,813                 --                   --
-----------------------------------------------------------------------------------------
Aggressive ETF Fund                 18,636,473                 --                   --
-----------------------------------------------------------------------------------------
Conservative ETF Fund               24,267,985                 --                   --
-----------------------------------------------------------------------------------------
Enhanced ETF Fund                   37,448,061                 --                   --
-----------------------------------------------------------------------------------------
Moderate ETF Fund                   47,170,483                 --                   --
-----------------------------------------------------------------------------------------

FOREIGN CURRENCY VALUE TRANSLATION. The accounting records of the Funds are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward currency contracts denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates at the end of the period. Purchases and sales of securities, income receipts and expense payments are translated at the exchange rate prevailing on the respective dates of such transactions. Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.

FUTURES CONTRACTS. Certain Funds may enter into futures contracts to protect against adverse movement in the price of securities in the portfolio or to enhance investment performance. When entering into a futures contract, changes in the market price of the contracts are recognized as unrealized gains or losses by marking each contract to market at the end of each trading day through a variation margin account. When a futures contract is closed, the Funds record a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. As of March 31, 2008, there were no futures contracts held in the Funds.

The use of futures contracts involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. The Funds bear the market risk that arises from any changes in contract values.

PORTFOLIO SECURITIES LOANED. Each Fund may lend its portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Fund may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain collateral marked to market daily, in the form of cash and/or liquid securities, with the Fund's custodian in an amount

                                                                              27
                                                                              --

                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------
Notes to Schedules of Investments continued

at least equal to the market value of the loaned securities. As of March 31, 2008, the following Funds loaned securities and received collateral as follows:

                                            Fair Value of         Value of
Fund                                      Securities Loaned  Collateral Received
--------------------------------------------------------------------------------
Touchstone Balanced Fund                     $   663,746         $   676,558
Touchstone Baron Small Cap Fund              $ 5,902,146         $ 5,976,422
Touchstone Eagle Capital Appreciation Fund   $ 1,661,380         $ 1,647,228
Touchstone Growth & Income Fund              $   549,741         $   557,351
Touchstone High Yield Fund                   $   670,788         $   717,220
Touchstone Mid Cap Growth Fund               $ 7,152,393         $ 7,188,443
Touchstone Third Avenue Value Fund           $ 8,408,916         $ 8,487,279
Touchstone Value Plus Fund                   $   869,723         $   891,747
Touchstone Aggressive ETF Fund               $ 2,895,629         $ 2,949,997
Touchstone Conservative ETF Fund             $ 3,736,110         $ 3,810,379
Touchstone Enhanced ETF Fund                 $ 7,955,951         $ 8,105,332
Touchstone Moderate ETF Fund                 $ 7,372,212         $ 7,522,767

All collateral received as cash and securities is received, held and administered by the Funds' custodian for the benefit of the Funds in the applicable custody account or other account established for the purpose of holding collateral. Pursuant to the Fund's securities lending agreement, the custodian segregated an additional $14,152 in collateral the following business day for securities on loan in the Eagle Capital Appreciation Fund as of March 31,2008.

The Funds receive compensation in the form of fees, or they retain a portion of interest on the investment of any cash received as collateral. The Funds also continue to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund. The Funds have the right under the lending agreement to recover the securities from the borrower on demand.

FORWARD FOREIGN CURRENCY AND SPOT CONTRACTS. A Fund may enter into forward foreign currency and spot contracts to protect securities and related receivables and payables against fluctuations in foreign currency rates. A forward foreign currency contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate.

Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Board of Trustees of the Trust and the change in the market value is recorded by the Funds as unrealized appreciation or depreciation of forward foreign currency contracts. As of March 31, 2008, the following Fund had the following open forward foreign currency contract:

                               Contracts To  In Exchange             Unrealized
Fund Name         Maturity        Deliver        For       Value    Depreciation

Touchstone
Balanced Fund
Sales             4/1/08         CHF 55,832    $ 56,136   $ 56,209   $      (73)
--------------------------------------------------------------------------------
CHF -- Swiss Franc

28
--

--------------------------------
TOUCHSTONE VARIABLE SERIES TRUST
--------------------------------

--------------------------------------------------------------------------------
Notes to Schedules of Investments continued

REPURCHASE AGREEMENTS. In connection with transactions in repurchase agreements, it is each Fund's policy that its custodian or another qualified custodian takes possession of the underlying collateral securities. Repurchase agreements, which are collateralized by U.S. Government obligations, are valued at cost that, together with accrued interest, approximates market. At the time each Fund enters into a repurchase agreement, the seller agrees that the value of the underlying securities, including accrued interest, will at all times be equal to or exceed the face amount of the repurchase agreement.

DOLLAR ROLL TRANSACTIONS. The Touchstone Core Bond Fund may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase similar securities at an agreed upon price and date. The securities repurchased will bear the same interest or yield as those sold, but generally will be collateralized at the time of delivery by different pools of mortgages with different prepayment histories than those securities sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve the risk that the buyer of the securities sold by the Fund may be unable to deliver the securities when the Fund seeks to repurchase them. The potential loss is limited, however, to the excess of the market price gain over the cash proceeds from the sale.

SECURITIES TRANSACTIONS. Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

RISKS ASSOCIATED WITH FOREIGN INVESTMENTS. Some of the Funds may invest in the securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the U.S. may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitations on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the U.S., and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.

                                                                              29
                                                                              --


                                                --------------------------------
                                                TOUCHSTONE VARIABLE SERIES TRUST
                                                --------------------------------

--------------------------------------------------------------------------------
Notes to Schedules of Investments continued

FEDERAL TAX INFORMATION. As of March 31, 2008, the Funds had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

                                                                                                Net
                                                                 Gross          Gross        Unrealized
                                                 Federal      Unrealized     Unrealized     Appreciation
                                                Tax Cost     Appreciation   Depreciation   (Depreciation)
                                              ------------   ------------   ------------   --------------
Touchstone Balanced Fund                      $ 26,662,798   $  1,761,722   $ (2,220,224)   $   (458,502)
Touchstone Baron Small Cap Fund               $ 21,946,050   $  7,915,337   $ (1,638,460)   $  6,276,877
Touchstone Core Bond Fund                     $ 42,764,031   $    508,252   $ (1,147,418)   $   (639,166)
Touchstone Eagle Capital Appreciation Fund    $ 32,467,333   $  1,783,663   $ (3,465,275)   $ (1,681,612)
Touchstone Growth & Income Fund               $ 22,801,702   $  1,539,241   $ (2,082,521)   $   (543,280)
Touchstone High Yield Fund                    $ 27,878,325   $    111,095   $ (2,364,223)   $ (2,253,128)
Touchstone Large Cap Core Equity Fund         $ 22,804,166   $    206,119   $ (2,247,577)   $ (2,041,458)
Touchstone Mid Cap Growth Fund                $ 45,454,499   $  3,699,850   $ (4,245,251)   $   (545,401)
Touchstone Money Market Fund                  $125,704,640   $         --   $         --    $         --
Touchstone Third Avenue Fund                  $ 95,190,660   $ 29,940,978   $(11,524,787)   $ 18,416,191
Touchstone Value Plus Fund                    $ 13,217,623   $    468,524   $ (1,374,587)   $   (906,063)
Touchstone Aggressive ETF Fund                $ 22,045,645   $    362,076   $   (821,251)   $   (459,175)
Touchstone Conservative ETF Fund              $ 28,023,218   $    533,312   $   (478,166)   $     55,146
Touchstone Enhanced ETF Fund                  $ 47,000,674   $    815,192   $ (2,262,473)   $ (1,447,281)
Touchstone Moderate ETF Fund                  $ 55,290,125   $  1,109,524   $ (1,706,399)   $   (596,875)

ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There was no significant change in the registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Touchstone Variable Series Trust


By:    /s/ Jill T. McGruder
       ---------------------------
Name:  Jill T. McGruder
Title: President
Date:  May 20, 2008

      Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Terrie A. Wiedenheft
       ---------------------------
Name:  Terrie A. Wiedenheft
Title: Treasurer & Controller
Date:  May 20, 2008